UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	10/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

ANNUAL REPORT • OCTOBER 31, 2013

Fund Type

Global Bond

Objective

Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment advisor. PIMS and PIM are Prudential Financial Companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

December 16, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the 12-month period that ended October 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 10/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	0.21%	69.52%	79.93%	—
Class B	–0.54	63.12	66.92	—
Class C	–0.54	64.70	70.44	—
Class Q	0.46	N/A	N/A	7.29% (2/03/12)
Class Z	0.46	71.61	84.56	—
Barclays Global Aggregate Bond Index	–1.54	34.29	64.14	—
Lipper Global Income Funds Average	–0.37	47.24	64.02	—
Lipper Custom Global Income Funds Average	–0.91	48.79	66.17	—

Average Annual Total Returns (With Sales Charges) as of 9/30/13
	One Year	Five Years	Ten Years	Since Inception
Class A	–5.91%	7.77%	5.27%	—
Class B	–6.95	7.80	4.95	—
Class C	–3.02	8.15	5.19	—
Class Q	–1.09	N/A	N/A	2.90% (2/03/12)
Class Z	–1.09	9.04	6.02	—
Barclays Global Aggregate Bond Index	–2.64	5.07	4.92	—
Lipper Global Income Funds Average	–1.30	6.33	4.85	—
Lipper Custom Global Income Funds Average	–1.77	6.42	4.99	—

Average Annual Total Returns (With Sales Charges) as of 10/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	–4.30%	10.12%	5.56%	—
Class B	–5.35	10.15	5.26	—
Class C	–1.50	10.49	5.48	—
Class Q	0.46	N/A	N/A	4.12% (2/03/12)
Class Z	0.46	11.41	6.32	—

2	Visit our website at www.prudentialfunds.com

Average Annual Total Returns (Without Sales Charges) as of 10/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	0.21%	11.13%	6.05%	—
Class B	–0.54	10.28	5.26	—
Class C	–0.54	10.49	5.48	—
Class Q	0.46	N/A	N/A	4.12% (2/03/12)
Class Z	0.46	11.41	6.32	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Global Total Return Fund, Inc. (Class A shares) with a similar investment in the Barclays Global Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (October 31, 2003) and the account values at the end of the current fiscal year (October 31, 2013) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class Q and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

Benchmark Definitions

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities. Barclays Global Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 10/31/13 is 1.37% for Class Q. Barclays Global Aggregate Bond Index Closest Month-End to Inception average annual total return as of 9/30/13 is 0.23% for Class Q.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/13 is 4.50% for Class Q. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/13 is 1.87% for Class Q.

4	Visit our website at www.prudentialfunds.com

Lipper Custom Global Income Funds Average

The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Note: The Fund is being compared only to the unhedged funds within the Lipper Global Income Funds Performance Universe, because the Fund’s investment manager believes that the unhedged funds provide a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Holdings expressed as a percentage of net assets as of 10/31/13
Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/17	3.2%
Spain Government Bond, Sr. Unsub. Notes, 5.850%, 01/31/22	2.2
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	2.2
Russian Foreign Bond—Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	1.8
Mexico Government International Bond, Series B, Sr. Unsec’d. Notes, MTN, 4.250%, 07/14/17	1.7

Holdings reflect only long-term investments and are subject to change.

Distributions and Yields as of 10/31/13
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.29	1.76%
Class B	0.24	1.10
Class C	0.24	1.10
Class Q	0.32	2.16
Class Z	0.31	2.08

Prudential Global Total Return Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Global Total Return Fund’s Class A shares returned 0.21% for the 12 months ended October 31, 2013, outperforming the 1.54% decline of the Barclays Global Aggregate Bond Index (Global Aggregate Bond Index) and the 0.37% decline of the Lipper Global Income Funds Average.

How did the global fixed income markets perform?

During the reporting period that began November 1, 2012, the global bond markets of economically developed nations declined amid renewed financial tensions in Europe, a global recession and signs that the U.S. Federal Reserve (the Fed) might begin scaling back its quantitative easing asset purchases.

•

At the beginning of the reporting period, the European sovereign debt crisis—and fears of contagion—had eased, allowing the yields on the debt of geographically peripheral nations to decline and creating a tailwind for global spread sectors. (Bond prices rise when yields fall.) Spread sectors are debt securities such as investment-grade corporate bonds that provide extra yield (spread) over similar-duration government bonds to compensate for the greater credit risk associated with investing in them. In addition, the effects of the European Central Bank’s (ECB) liquidity measures, enacted in September 2012, continued to buoy peripheral debt throughout the final months of 2012.

•

In early 2013, problems reemerged in Europe, as Italy’s elections raised concerns about that country’s commitment to reform, and a banking crisis in Cyprus led to a bailout by the European Union. Meanwhile, Japan inched towards large-scale quantitative easing as more aggressive leadership was installed at the Bank of Japan. Though the turmoil trimmed overall gains, global spread sectors, such as European high yield corporate bonds, continued to perform well.

•	In May, the ECB cut its main policy interest rate by 0.25% to a record low of 0.50%, citing weak European economic growth and slowing inflation.

•

Also in May, a surprisingly strong labor report improved the outlook for the U.S. economy and brought a change in stance by the Fed. Fed Chair Ben Bernanke suggested the Fed might scale back asset purchases under its quantitative easing program, driving up yields on U.S. Treasury securities and pushing down their prices. Other segments of the global fixed income market followed suit, which resulted in significant investment outflows. Emerging markets debt suffered the most in the retreat. Securities with floating interest rates, such as senior secured debt, held up well on strong investor demand.

6	Visit our website at www.prudentialfunds.com

•

By the third calendar quarter, a global economic recovery was finally underway. In September, the Fed surprised the markets by saying it would continue the pace of its asset purchases. The announcement caused yields to drop and sparked a rally in global spread sectors that continued through the end of the reporting period.

Which strategies made the largest positive contribution to the Fund’s performance?

Prudential Fixed Income manages the Fund, which outperformed the Global Aggregate Bond Index because of its sector allocation strategy and security selection within a number of sectors. The portfolio management team leverages the resources of Prudential Fixed Income’s specialized sector teams to determine the best relative value opportunities for a given market environment. It then implements overweight exposures to what it believes to be its best ideas, while maintaining underweight exposures in sectors that offer less compelling risk/ reward potential.

•

During the reporting period, the Fund’s sector allocation emphasized global spread sectors, rather than government bond sectors. This positioning resulted in consistently positive relative performance for the Fund during the first half of the period. Though returns were mixed between May 2013 and end of the period, the Fund’s sector allocations contributed significantly to relative returns for the period overall.

•

The Fund benefited from its sector allocations and security selection in developed markets sovereign debt, emerging markets sovereign debt, U.S. high yield corporate bonds, corporate debt, and U.S. asset-backed securities, especially those backed by U.S. home equity loans. (Asset-backed securities are created from credit card receivables, auto loans, and certain other types of loans.)

What other strategies helped the Fund’s performance?

•	The Fund was positioned for a decline in Japanese interest rates. This added to relative returns as the Bank of Japan announced it would undertake large-scale quantitative easing.

What strategies detracted most from the Fund’s performance?

•

The Fund’s overweight exposures to foreign currencies subtracted from its return for the period. Speculation about potential tapering of asset purchases under the Fed’s quantitative easing program sparked a rally in the U.S. dollar, which soared relative to many other major currencies.

Prudential Global Total Return Fund, Inc.	7

Strategy and Performance Overview (continued)

•

The Fund’s management of duration and yield curve positioning detracted from relative returns. Duration is a measure of the interest rate sensitivity of a bond portfolio or individual debt securities that is expressed as a number of years. The longer the duration, the greater the potential risk or reward when interest rates move. In particular, the Fund was hampered by its long duration position between May and July when interest rates increased. The Fund was also hurt by its exposure to Brazilian interest rates, through interest rate swaps.

•

Over the past year, the fund utilized derivatives in a variety of ways. The fund used interest rate swaps to implement some of its overweight duration positioning in markets around the world. Taken in total, the net effect of these positions detracted from performance, as global rates sold off broadly on fears over the withdrawal of unprecedented monetary stimulus from major central banks. Derivatives were also used to facilitate curve positioning in a number of countries, particularly those where transactions were more efficiently executable, using interest rate swaps or futures in lieu of cash bonds. In addition to interest rate derivatives, the fund employs currency forwards for the purposes of hedging and tactical (short term) currency exposure. The fund’s positioning in sovereign debt added to relative performance over the year, and was partially implemented through positions in credit default swaps.

8	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2013, at the beginning of the period, and held through the six-month period ended October 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Global Total Return Fund, Inc.	9

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$976.20	1.25%	$6.23
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36

Class B	Actual	$1,000.00	$971.20	2.00%	$9.94
	Hypothetical	$1,000.00	$1,015.12	2.00%	$10.16

Class C	Actual	$1,000.00	$972.50	2.00%	$9.94
	Hypothetical	$1,000.00	$1,015.12	2.00%	$10.16

Class Q	Actual	$1,000.00	$976.90	0.85%	$4.24
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

Class Z	Actual	$1,000.00	$977.60	1.00%	$4.98
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the year ended October 31, 2013, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.28%	1.23%
B	1.98	1.98
C	1.98	1.98
Q	0.85	0.85
Z	0.98	0.98

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of October 31, 2013

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 95.6%
FOREIGN BONDS 64.0%

Belgium 1.7%
Kingdom of Belgium, Notes, 144A	8.875%	12/01/24		500	$713,336
Notes, MTN	5.000	04/24/18	GBP	2,000	3,585,265

					4,298,601

Brazil 4.0%
Brazil Notas do Tesouro Nacionalie B, Series NTNB, Notes	6.000	08/15/50	BRL	424	458,095
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875	01/22/21		500	542,500
Sr. Unsec’d. Notes	7.375	02/03/15	EUR	350	513,374
Unsec’d. Notes	11.000	06/26/17	EUR	2,120	3,776,181
Cia Energetica De Sao Paulo, Sr. Unsec’d. Notes, MTN, 144A	9.750	01/15/15	BRL	2,850	1,880,834
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22		200	224,000
Petrobras Global Finance BV, Gtd. Notes	4.375	05/20/23		2,000	1,848,188
Petrobras International Finance Co., Gtd. Notes	5.375	01/27/21		900	915,096
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A	5.875	09/25/22		240	233,513

					10,391,781

Bulgaria 0.1%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250	07/09/17	EUR	100	146,475

Canada 0.5%
Agrium, Inc., Sr. Unsec’d. Notes	6.125	01/15/41		25	27,466
Barrick North America Finance LLC, Gtd. Notes	5.750	05/01/43		345	296,956
Canadian Government Bond, Unsec’d. Notes(a)	2.750	06/01/22	CAD	200	198,387
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500	05/15/18		77	91,045
TransAlta Corp., Sr. Unsec’d. Notes	6.650	05/15/18		200	228,949

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Canada (cont’d.)
Videotron Ltd., Gtd. Notes	9.125%	04/15/18		131	$137,714
Xstrata Canadian Finance Ltd., Gtd. Notes, 144A	2.850	11/10/14		250	253,755

					1,234,272

China 2.1%
China Government Bond, Sr. Unsec’d. Notes	1.800	12/01/15	CNY	1,000	161,129
Sr. Unsec’d. Notes	2.380	07/19/14	CNY	15,060	2,471,365
Sr. Unsec’d. Notes	3.300	10/27/14	CNY	2,970	491,550
Sr. Unsec’d. Notes, RegS	1.850	06/29/15	CNY	12,000	1,946,190
China Government International Bond, Sr. Unsec’d. Notes	4.250	10/28/14	EUR	280	393,025

					5,463,259

Colombia 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000	02/26/24		1,000	997,500
Sr. Unsec’d. Notes	11.750	02/25/20		715	1,047,475

					2,044,975

Costa Rica 0.2%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375	04/30/25		500	460,000

Croatia 0.6%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.500	01/05/15	EUR	1,050	1,494,073

Cyprus 0.5%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.750	11/01/15	EUR	300	364,048
Sr. Unsec’d. Notes, MTN, RegS	4.625	02/03/20	EUR	800	839,092

					1,203,140

Czech Republic 0.4%
Czech Republic International, Sr. Unsec’d. Notes, MTN	3.625	04/14/21	EUR	284	424,548
Sr. Unsec’d. Notes, RegS	2.875	11/23/16	CHF	600	708,018

					1,132,566

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Finland 0.3%
Finland Government International Bond, Series E, Sr. Unsec’d. Notes, MTN	2.250%	01/18/17	SEK	5,000	$785,565

France 1.6%
French Treasury Notes BTAN, Bonds(a)(b)	2.500	07/25/16	EUR	2,900	4,160,351

Germany 1.3%
Bundesobligation, Bonds	1.000	10/12/18	EUR	490	675,605
Bundesrepublik Deutschland, Bonds	3.000	07/04/20	EUR	440	674,538
RWE AG, Jr. Sub. Notes, RegS	4.625(c)	12/31/49	EUR	200	275,478
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	275	415,673
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	500	733,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	450	620,155

					3,394,637

Greece 2.3%
Hellenic Republic Government Bond, Bonds	2.000(d)	02/24/23	EUR	1,350	1,251,386
Sr. Unsec’d. Notes, Series 9RG	5.800	07/14/15	JPY	150,000	1,388,183
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes(e)	5.250	02/01/16	JPY	340,000	3,146,547

					5,786,116

Hong Kong 0.1%
Hong Kong SAR Government Bond, Sr. Unsec’d. Notes, RegS	5.125	08/01/14		200	206,756

Hungary 2.8%
Hungary Government Bond, Sr. Unsec’d. Notes, RegS	5.750	06/11/18	EUR	500	726,399
Hungary Government International Bond, Sr. Unsec’d. Notes, MTN	4.000	05/20/16	CHF	500	562,076
Sr. Unsec’d. Notes, RegS	4.375	07/04/17	EUR	1,000	1,384,761

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Hungary (cont’d.)
Sr. Unsec’d. Notes, RegS	5.500%	05/06/14	GBP	325	$530,338
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	2,500	3,666,277
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes, 144A	6.250	10/21/20		265	271,956

					7,141,807

Iceland 0.4%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875	06/16/16		1,000	1,043,750

India 0.6%
Bharti Airtel International Netherlands Bank, Gtd. Notes, 144A	5.125	03/11/23		200	187,500
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500	11/30/15	EUR	700	982,886
Vedanta Resources PLC, Sr. Notes, 144A	6.000	01/31/19		350	337,750

					1,508,136

Indonesia 1.2%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300	05/20/23		500	456,250
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000	11/21/18		2,200	2,197,250
Unsec’d. Notes, 144A	6.125	03/15/19		375	405,000
PT Adaro Indonesia, Sr. Unsec’d. Notes, RegS	7.625	10/22/19		130	137,475

					3,195,975

Ireland 1.5%
Ireland Government Bond	4.400	06/18/19	EUR	2,630	3,880,206

Israel 1.1%
Israel Government International Bond, Sr. Unsec’d. Notes	5.125	03/26/19		800	918,800
Sr. Unsec’d. Notes, MTN	3.750	10/12/15	EUR	1,000	1,429,037
Sr. Unsec’d. Notes, MTN, RegS	4.625	03/18/20	EUR	350	546,306

					2,894,143

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Italy 7.1%
Italy Buoni Poliennali del Tesoro, Bonds	4.750%	05/01/17	EUR	5,520	$8,085,397
Bonds	5.500	11/01/22	EUR	300	456,776
Sr. Unsec’d. Notes	6.500	11/01/27	EUR	2,295	3,771,857
Italy Government International Bond, Series E, Sr. Unsec’d. Notes, MTN, RegS	2.500	03/02/15	CHF	100	111,798
Series E, Sr. Unsec’d. Notes, MTN, RegS	5.750	07/25/16	EUR	201	298,556
Sr. Unsec’d. Notes, MTN, RegS	6.000	08/04/28	GBP	100	166,463
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	125,000	1,309,094
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	92,000	983,301
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	144,000	1,524,074
Sr. Unsec’d. Notes, RegS	5.500	12/15/14	JPY	62,000	655,881
Wind Acquisition Finance SA, Sec’d. Notes, 144A	11.750	07/15/17		100	106,250
Sec’d. Notes, 144A	11.750	07/15/17	EUR	150	217,166
Sec’d. Notes, RegS	11.750	07/15/17	EUR	300	434,332

					18,120,945

Japan 0.4%
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346(c)	12/31/49		120	133,188
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000	09/13/16		800	805,847

					939,035

Latvia 0.4%
Republic of Latvia, Sr. Unsec’d. Notes, RegS	5.250	02/22/17		1,000	1,091,500

Lithuania 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes	3.750	02/10/16	EUR	1,000	1,426,729

Malaysia 0.3%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928	06/04/15		825	858,180

Mexico 4.1%
Mexico Government International Bond, Series B, Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	2,954	4,334,680

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Mexico (cont’d.)
Series G, Sr. Unsec’d. Notes, MTN	6.750%	02/06/24	GBP	825	$1,613,834
Series G, Sr. Unsec’d. Notes, MTN	11.000	05/08/17	ITL	250,000	224,391
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	2,075	2,722,256
Sr. Unsec’d. Notes, MTN	5.625	01/15/17		526	590,172
Petroleos Mexicanos, Gtd. Notes	3.500	01/30/23		370	343,175
Gtd. Notes	4.875	01/24/22		300	312,000
Gtd. Notes, MTN	8.250	06/02/22	GBP	206	411,161

					10,551,669

Netherlands 0.2%
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625	07/01/20		475	507,063

Panama 0.9%
Panama Government International Bond, Sr. Unsec’d. Notes	6.700	01/26/36		1,700	2,010,250
Sr. Unsec’d. Notes	10.750	05/15/20		275	371,938

					2,382,188

Peru 3.4%
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350	07/21/25		500	644,500
Sr. Unsec’d. Notes, RegS	7.500	10/14/14	EUR	4,003	5,761,198
Sr. Unsec’d. Notes, RegS	9.910	05/05/15	PEN	5,800	2,272,730

					8,678,428

Philippines 2.4%
Philippine Government International Bond, Sr. Unsec’d. Notes	3.900	11/26/22	PHP	60,000	1,457,996
Sr. Unsec’d. Notes	6.250	03/15/16	EUR	2,881	4,292,299
Power Sector Assets & Liabilities Management Corp., Gtd. Notes, RegS	7.250	05/27/19		250	302,500

					6,052,795

Poland 2.9%
Poland Government International Bond, Series 9, Sr. Unsec’d. Notes, RegS	2.340	11/13/14	JPY	200,000	2,075,725
Series E, Sr. Unsec’d. Notes, MTN	2.125	03/31/14	CHF	500	555,409

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Poland (cont’d.)
Series E, Sr. Unsec’d. Notes, MTN	3.625%	02/01/16	EUR	500	$721,749
Series E, Sr. Unsec’d. Notes, MTN	5.250	01/20/25	EUR	500	811,259
Series E, Sr. Unsec’d. Notes, MTN, RegS	2.625	05/12/15	CHF	3,000	3,412,796

					7,576,938

Portugal 2.0%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.500	03/25/15		270	269,214
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	4.750	06/14/19	EUR	2,410	3,132,990
Sr. Unsec’d. Notes, 144A	6.400	02/15/16	EUR	750	1,063,224
Sr. Unsec’d. Notes, RegS	3.850	04/15/21	EUR	500	589,605

					5,055,033

Romania 1.3%
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	5.000	03/18/15	EUR	1,307	1,853,022
Sr. Unsec’d. Notes, RegS	6.500	06/18/18	EUR	1,000	1,535,621

					3,388,643

Russia 3.3%
Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes	8.125	02/04/15	EUR	500	734,885
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		500	548,750
Sr. Unsec’d. Notes, RegS	5.092	11/29/15		1,000	1,061,400
Lukoil International Finance BV, Gtd. Notes, 144A	7.250	11/05/19		130	151,671
Raspadskaya OJSC Via Raspadskaya Securities Ltd., Sr. Unsec’d. Notes, 144A	7.750	04/27/17		250	258,438
Rosneft Finance SA, Gtd. Notes, 144A	6.625	03/20/17		175	192,938
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	7.500	03/31/30		3,933	4,679,872
Sibur Securities Ltd., Gtd. Notes, 144A	3.914	01/31/18		300	293,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	7.748	02/02/21		295	323,025

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Russia (cont’d.)
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		315	$347,067

					8,591,296

Serbia 0.3%
Republic of Serbia, Bonds, 144A	4.875	02/25/20		750	706,875

Singapore 0.2%
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500	07/08/15		400	422,000

Slovak Republic 0.4%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375	05/21/22		1,000	1,050,000

Slovenia 1.3%
Slovenia Government Bond, Sr. Unsec’d. Notes	4.375	02/06/19	EUR	300	389,225
Slovenia Government International Bond, Bonds, 144A	5.850	05/10/23		1,500	1,462,500
Sr. Unsec’d. Notes, 144A	4.750	05/10/18		1,500	1,481,250

					3,332,975

South Africa 1.3%
Sasol Financing International PLC, Gtd. Notes	4.500	11/14/22		400	382,000
South Africa Government International Bond, Unsec’d. Notes, MTN	4.500	04/05/16	EUR	2,047	2,956,645

					3,338,645

South Korea 0.5%
Republic of Korea, Sr. Unsec’d. Notes	3.625	11/02/15	EUR	880	1,259,643

Spain 3.9%
Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS	8.875	12/01/18	EUR	400	585,192
Spain Government Bond, Sr. Unsub. Notes	5.850	01/31/22	EUR	3,705	5,765,183

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government International Bond, Sr. Unsec’d. Notes, 144A	4.000%	03/06/18		3,660	$3,766,872

					10,117,247

Turkey 0.9%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375	11/04/16		200	209,000
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500	02/16/17	EUR	1,148	1,688,075
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	370,948

					2,268,023

United Arab Emirates 0.1%
IPIC GMTN Ltd., Gtd. Notes, MTN, 144A	5.500	03/01/22		300	333,000

United Kingdom 1.3%
Hong Kong & Shanghi Bank Holdings PLC, Sr. Unsec’d. Notes	4.875	01/14/22		150	164,535
Sr. Unsec’d. Notes	5.100	04/05/21		85	94,675
Sub. Notes	6.500	09/15/37		125	148,090
Lloyds TSB Bank PLC, Gtd. Notes	4.200	03/28/17		575	622,428
Gtd. Notes	6.375	01/21/21		500	592,867
Gtd. Notes, MTN, 144A	5.800	01/13/20		245	281,633
Lynx I Corp., Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	500	827,761
Royal Bank of Scotland Group PLC (The), Gtd. Notes	6.125	01/11/21		325	372,019
Sr. Unsec’d. Notes, MTN	6.400	10/21/19		150	174,086

					3,278,094

Uruguay 0.4%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.125	11/20/45		700	577,500
Sr. Unsec’d. Notes	6.875	01/19/16	EUR	103	153,484

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Uruguay (cont’d.)
Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	119	$193,073

					924,057

TOTAL FOREIGN BONDS (cost $157,775,931)					164,117,585

ASSET-BACKED SECURITIES 9.7%

Collateralized Debt Obligations 0.3%
Highlander Euro CDO Cayman Ltd., Series 2008-4A, Class C, 144A	4.820(c)	08/01/16	EUR	500	675,224

Collateralized Loan Obligations 0.9%
Ares Enhanced Loan Investment Strategy Ltd., Series 2005-2A, Class A2, 144A	0.498(c)	01/26/20		107	105,630
Avoca CLO I BV, Series II-A, Class A1, 144A	0.670(c)	01/15/20	EUR	486	656,804
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.491(c)	07/22/20		395	389,337
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.478(c)	01/31/22	EUR	134	177,357
Mountain Capital CLO IV Ltd., Series 2005-4A, Class A1L, 144A	0.504(c)	03/15/18		122	121,078
North Westerly CLO BV, Series II-A, Class A, 144A	0.721(c)	09/14/19	EUR	191	253,628
Shackleton CLO Ltd., Series 2013-3A, Class B2, 144A	3.440	04/15/25		250	239,715
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.913(c)	08/17/22		250	250,470
Trimaran CLO VI Ltd., Series 2006-2A, Class A1L, 144A	0.515(c)	11/01/18		209	207,655

					2,401,674

Residential Mortgage-Backed Securities 8.5%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.070(c)	09/25/33		288	266,645
Series 2005-HE2, Class M4	1.130(c)	04/25/35		1,000	892,348
Aegis Asset-Backed Securities Trust, Series 2004-2, Class A5	1.070(c)	06/25/34		449	443,701

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.130% (c)	09/25/34		400	$386,486
Argent Securities, Inc., Series 2004-W6, Class M1	0.720(c)	05/25/34		238	231,957
Series 2005-W2, Class A2C	0.530(c)	10/25/35		1,452	1,300,808
Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.020(c)	08/25/32		735	684,639
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.224(c)	01/15/34		1,294	1,239,299
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.070(c)	03/25/34		354	329,530
Series 2004-HE3, Class M2	1.895(c)	04/25/34		247	216,842
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.570(c)	05/25/34		214	207,041
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775(c)	09/25/36		575	584,815
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.890(c)	10/25/34		100	100,105
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.670(c)	03/25/33		196	191,516
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.995(c)	08/25/34		982	890,290
Fremont Home Loan Trust, Series 2004-1, Class M1	0.845(c)	02/25/34		421	380,477
Series 2004-B, Class M1	1.040(c)	05/25/34		910	831,679
Granite Master Issuer PLC, Series 2007-1, Class 5A1, RegS	0.708(c)	12/20/54	GBP	1,698	2,687,476
Series 2007-1, Class 6A1, RegS	0.678(c)	12/20/54	GBP	326	515,995
GSAMP Trust, Series 2004-FM1, Class M1	1.145(c)	11/25/33		218	211,015
Series 2005-HE5, Class M1	0.590(c)	11/25/35		1,000	939,614
Home Equity Asset Trust, Series 2004-3, Class M1	1.025(c)	08/25/34		616	573,235
Series 2005-9, Class 2A4	0.510(c)	04/25/36		1,000	931,396
Hong Kong & Shanghi Bank Home Equity Loan Trust, Series 2007-2, Class A4	0.473(c)	07/20/36		400	374,982
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.025(c)	07/25/34		600	573,548

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.870% (c)	09/25/34		375	$345,064
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.370(c)	08/25/35		236	209,177
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.220(c)	09/25/33		316	297,541
Series 2004-NC1, Class M1	1.220(c)	12/27/33		380	365,506
Series 2004-OP1, Class M1	1.040(c)	11/25/34		437	385,534
Series 2004-WMC1, Class M1	1.100(c)	06/25/34		631	586,955
Series 2004-WMC2, Class M1	1.085(c)	07/25/34		233	220,929
Morgan Stanley Dean Witter Capital I, Series 2002-AM3, Class A3	1.150(c)	02/25/33		383	361,075
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.295(c)	10/25/33		385	371,230
Series 2005-C, Class A2C	0.420(c)	12/25/35		814	755,245
Option One Mortgage Loan Trust, Series 2003-6, Class A2	0.830(c)	11/25/33		349	321,370
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.968(c)	09/25/34		166	165,473
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.875(c)	03/25/34		106	99,657
Series 2004-8, Class A8	1.170(c)	09/25/34		376	363,508
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.600(c)	05/25/35		530	493,043
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500	05/25/37		545	559,280

					21,886,026

TOTAL ASSET-BACKED SECURITIES (cost $22,767,701)					24,962,924

BANK LOANS(c) 0.8%

Consumer 0.1%
OGF SA (France)	4.658	10/30/20	EUR	250	342,303

Gaming 0.1%
CCM Merger, Inc.	5.000	03/01/17		124	124,662

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(c) (Continued)

Healthcare & Pharmaceutical 0.2%
Alere, Inc.	3.168%	06/30/16		100	$100,060
Alere, Inc.	4.250	06/30/17		100	100,441
Alere, Inc.	4.250	06/30/17		37	36,896
DaVita, Inc.	4.000	11/01/19		221	222,197
RPI Finance Trust	4.000	11/09/18		149	149,581

					609,175

Retailers 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.977	07/09/17	GBP	400	636,555

Technology 0.1%
First Data Corp.	4.170	09/24/18		300	300,300

TOTAL BANK LOANS (cost $1,961,233)					2,012,995

CORPORATE BONDS 19.3%

Aerospace & Defense 0.3%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250	04/01/22		350	359,625
Textron, Inc., Sr. Unsec’d. Notes	5.600	12/01/17		100	111,147
Sr. Unsec’d. Notes	7.250	10/01/19		200	236,057

					706,829

Airlines 0.3%
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	01/12/21		89	93,670
Delta Air Lines, Inc. 2007-1, Class A Pass-Through Trust, Pass-Through Certificates, Series 071A	6.821	08/10/22		202	224,530
Delta Air Lines, Inc. 2010-2, Class A Pass-Through Trust, Pass-Through Certificates	4.950	05/23/19		21	22,022
Delta Air Lines, Inc. 2011-1, Class A Pass-Through Trust, Pass-Through Certificates	5.300	04/15/19		202	217,293

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines, Inc., Series 071A, Pass-Through Certificates	6.636%	07/02/22	107	$112,802

				670,317

Automotive 0.4%
Delphi Corp., Gtd. Notes	5.875	05/15/19	350	372,750
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207	04/15/16	460	490,963
Sr. Unsec’d. Notes	5.625	09/15/15	225	243,409

				1,107,122

Banking 4.7%
Bank of America Corp., Jr. Sub. Notes, Ser. K	8.000(c)	12/31/49	235	260,263
Sr. Unsec’d. Notes	5.700	01/24/22	225	258,290
Sr. Unsec’d. Notes, MTN	5.000	05/13/21	540	594,160
Sr. Unsec’d. Notes, MTN	5.875	02/07/42	700	804,197
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250	02/01/18	200	241,186
Citigroup, Inc., Sr. Unsec’d. Notes	4.500	01/14/22	425	453,671
Sr. Unsec’d. Notes	8.125	07/15/39	110	154,591
Sr. Unsec’d. Notes	8.500	05/22/19	605	782,797
Sub. Notes	5.500	02/15/17	300	332,931
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250	07/27/21	1,200	1,324,523
Sr. Unsec’d. Notes	6.250	02/01/41	205	237,266
Sr. Unsec’d. Notes, MTN(a)	7.500	02/15/19	1,300	1,596,261
Sub. Notes	6.750	10/01/37	185	202,079
JPMorgan Chase & Co., Jr. Sub. Notes	7.900(c)	12/31/49	450	496,125
Sr. Unsec’d. Notes	4.250	10/15/20	30	31,999
Sr. Unsec’d. Notes	4.350	08/15/21	830	880,349
Sr. Unsec’d. Notes	5.600	07/15/41	500	548,968
Sr. Unsec’d. Notes	6.000	01/15/18	150	173,490
Morgan Stanley, Sr. Unsec’d. Notes	6.375	07/24/42	325	384,533

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	1,970	$2,247,967

				12,005,646

Brokerage 0.2%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.875	04/15/21	500	565,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875	05/02/18	100	21,750

				586,750

Building Materials & Construction 0.3%
CRH America, Inc., Gtd. Notes	8.125	07/15/18	110	134,556
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22	270	268,106
Toll Brothers Finance Corp., Gtd. Notes	5.150	05/15/15	420	441,000

				843,662

Cable 0.8%
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750	11/15/21	325	354,250
Sr. Unsec’d. Notes	8.625	02/15/19	185	218,763
Dish DBS Corp., Gtd. Notes	6.625	10/01/14	900	941,625
Time Warner Cable, Inc., Gtd. Notes	6.750	07/01/18	195	219,845
Gtd. Notes	8.750	02/14/19	300	357,522

				2,092,005

Capital Goods 1.6%
Actuant Corp., Gtd. Notes	5.625	06/15/22	400	401,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $273,750; purchased 02/09/2010)(e)(g)	6.375	10/15/17	250	291,376

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Gtd. Notes, 144A (original cost $221,242; purchased 10/26/2011)(e)(g)	7.000%	10/15/37		190	$228,647
Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS	8.500	07/31/15	EUR	155	219,396
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $998,520; purchased 09/24/2012)(e)(g)	2.500	03/15/16		1,000	1,022,021
Unsec’d. Notes, 144A (original cost $124,879; purchased 05/08/2012)(e)(g)	3.125	05/11/15		125	128,439
Pentair Finance SA, Gtd. Notes	2.650	12/01/19		750	722,522
United Rentals North America, Inc., Gtd. Notes	7.625	04/15/22		750	840,000
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		225	240,689

					4,094,090

Chemicals 0.3%
Ashland, Inc., Gtd. Notes	4.750	08/15/22		300	288,000
Sr. Unsec’d. Notes	3.875	04/15/18		175	175,875
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		152	225,339

					689,214

Consumer 0.2%
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500	10/01/19		350	377,933
Service Corp. International, Sr. Unsec’d. Notes	7.000	06/15/17		250	280,313

					658,246

Electric 0.3%
AES Corp. (The), Sr. Unsec’d. Notes	8.000	10/15/17		250	294,375

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Sr. Unsec’d. Notes	9.750%	04/15/16	250	$295,625
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800	09/01/18	105	126,122
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	50	60,238

				776,360

Energy—Other 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375	09/15/17	175	204,580
Sr. Unsec’d. Notes	6.450	09/15/36	35	41,194
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21	170	172,022
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875	05/01/18	200	238,426
Weatherford International Ltd., Gtd. Notes	5.125	09/15/20	65	69,173

				725,395

Foods 1.0%
ARAMARK Corp., Gtd. Notes, 144A	5.750	03/15/20	475	497,563
ConAgra Foods, Inc., Sr. Unsec’d. Notes	7.000	04/15/19	250	300,982
Cott Beverages, Inc., Gtd. Notes	8.125	09/01/18	800	863,000
Darling International, Inc., Gtd. Notes	8.500	12/15/18	200	221,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $175,275; purchased 12/08/2011)(e)(g)	7.250	06/01/21	190	195,225
Stater Brothers Holdings, Inc., Gtd. Notes	7.750	04/15/15	350	351,316
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16	90	101,038

				2,530,124

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming 0.2%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	9.500%	10/15/15	172	$180,385
Pinnacle Entertainment, Inc., Gtd. Notes	7.500	04/15/21	205	224,988

				405,373

Healthcare & Pharmaceutical 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	5.150	11/15/41	280	282,210
Sr. Unsec’d. Notes	5.375	05/15/43	45	46,750
HCA, Inc., Gtd. Notes	8.000	10/01/18	250	293,750
Sr. Unsec’d. Notes	7.190	11/15/15	400	438,000
Sr. Unsec’d. Notes, MTN	9.000	12/15/14	35	37,800
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.500	07/15/16	500	517,500
Wyeth LLC, Gtd. Notes	6.450	02/01/24	70	87,340

				1,703,350

Insurance 1.0%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500	11/15/20	30	32,938
Gtd. Notes	7.500	08/01/16	250	290,123
American International Group, Inc., Sr. Unsec’d. Notes	6.400	12/15/20	75	89,977
Sr. Unsec’d. Notes	8.250	08/15/18	100	126,506
Sr. Unsec’d. Notes, MTN	5.850	01/16/18	300	346,255
Chubb Corp. (The), Jr. Sub. Notes	6.375(c)	03/29/67	140	152,600
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125	04/15/22	175	195,723
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500	03/15/35	90	99,816
Lincoln National Corp., Jr. Sub. Notes	6.050(c)	04/20/67	30	29,775
Sr. Unsec’d. Notes	6.300	10/09/37	80	94,838
Sr. Unsec’d. Notes	8.750	07/01/19	200	260,965

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	50	$58,425
Progressive Corp. (The), Jr. Sub. Notes	6.700(c)	06/15/37	100	108,000
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850	12/16/39	210	264,620
Unum Group, Sr. Unsec’d. Notes	7.125	09/30/16	245	280,111
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	100	105,501

				2,536,173

Media & Entertainment 1.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125	08/01/18	250	273,750
Historic TW, Inc., Gtd. Notes	6.625	05/15/29	225	259,490
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	500	532,500
News America, Inc., Gtd. Notes	6.150	03/01/37	415	462,689
Gtd. Notes	6.900	08/15/39	60	72,380
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	4.950	04/01/14	600	608,250
Sr. Unsec’d. Notes	8.600	08/15/16	450	523,125
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125	06/01/18	200	219,000
Viacom, Inc., Sr. Unsec’d. Notes	4.500	02/27/42	233	203,771

				3,154,955

Metals 0.2%
Peabody Energy Corp., Gtd. Notes	6.000	11/15/18	400	422,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance 1.6%
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%	09/01/14	200	$208,250
Sr. Unsec’d. Notes	5.750	05/15/16	75	80,156
Sr. Unsec’d. Notes	6.250	05/15/19	125	136,250
SLM Corp., Sr. Unsec’d. Notes, MTN	5.000	04/15/15	390	408,525
Sr. Unsec’d. Notes, MTN	5.050	11/14/14	510	530,400
Sr. Unsec’d. Notes, MTN	6.000	01/25/17	75	81,563
Sr. Unsec’d. Notes, MTN	6.250	01/25/16	2,155	2,346,256
Sr. Unsec’d. Notes, MTN	8.450	06/15/18	225	262,688

				4,054,088

Oil, Gas & Consumable Fuels 0.2%
Reliance Holdings USA, Inc., Gtd. Notes, 144A	5.400	02/14/22	400	408,980

Packaging 0.2%
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	140	158,550
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375	05/15/16	400	450,500

				609,050

Paper 0.4%
International Paper Co., Sr. Unsec’d. Notes	6.000	11/15/41	130	142,174
Sr. Unsec’d. Notes	7.300	11/15/39	75	93,610
Sr. Unsec’d. Notes	7.950	06/15/18	150	185,826
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375	09/01/19	450	541,337
Rock-Tenn Co., Gtd. Notes	4.450	03/01/19	175	187,471

				1,150,418

Pipelines & Other 0.5%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150	02/01/43	420	393,714
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300	08/15/33	170	202,308

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Northwest Pipeline LLC, Sr. Unsec’d. Notes	6.050%	06/15/18		75	$87,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875	02/01/21		600	646,500

					1,330,472

Railroads 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000	03/15/2105		300	327,869

Real Estate Investment Trusts 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000	10/01/14		185	198,181
Hospitality Properties Trust, Sr. Unsec’d. Notes	7.875	08/15/14		250	254,895
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750	10/01/20	EUR	200	283,092

					736,168

Technology 1.2%
Ceridian Corp., Gtd. Notes	11.250	11/15/15		650	654,063
CommScope, Inc., Gtd. Notes, 144A (original cost $391,250; purchased 09/29/2011)(e)(g)	8.250	01/15/19		400	439,000
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	635,350
Seagate HDD Cayman, Gtd. Notes	6.875	05/01/20		300	329,250
Gtd. Notes, 144A	3.750	11/15/18		305	305,000
SunGard Data Systems, Inc., Gtd. Notes	7.625	11/15/20		150	163,313
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375	06/15/18		400	444,000

					2,969,976

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of October 31, 2013 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 0.5%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	200	$197,984
MetroPCS Wireless, Inc., Gtd. Notes	7.875	09/01/18	250	270,000
Qwest Corp., Sr. Unsec’d. Notes	6.500	06/01/17	465	521,725
Sprint Nextel Corp., Sr. Unsec’d. Notes	7.000	08/15/20	400	429,000

				1,418,709

Tobacco 0.3%
Altria Group, Inc., Gtd. Notes	9.950	11/10/38	250	390,409
Lorillard Tobacco Co., Gtd. Notes	3.500	08/04/16	60	63,306
Gtd. Notes	8.125	06/23/19	80	98,713
Reynolds American, Inc., Gtd. Notes	6.750	06/15/17	300	347,908

				900,336

TOTAL CORPORATE BONDS (cost $46,282,310)				49,613,677

MUNICIPAL BONDS 1.2%

California 0.1%
University of California, BABs, Revenue Bonds	5.770	05/15/43	150	171,801

Connecticut 0.1%
State of Connecticut Special Tax Obligation Revenue., BABs	5.459	11/01/30	275	296,445

District of Columbia 0.1%
District of Columbia, Income Tax Revenue Bonds, BABs	5.582	12/01/35	175	197,145

Illinois
Chicago Illinois Board of Education, Taxable Series E, BABs	6.138	12/01/39	100	90,612

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New York 0.1%
City of New York, NY, Revenue Bonds, BABs	5.968%	03/01/36	250	$283,595

Ohio 0.4%
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	5.000	02/15/48	1,000	1,006,920

Puerto Rico 0.2%
Puerto Rico Electric Power Authority, Series DDD	5.000	07/01/20	640	516,416

Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731	07/01/43	125	139,614

Texas 0.1%
University of Texas, Perm. University, BABs	5.262	07/01/39	250	275,568

TOTAL MUNICIPAL BONDS (cost $2,838,421)				2,978,116

U.S. GOVERNMENT AGENCY OBLIGATION 0.6%
Federal National Mortgage Assoc. (cost $1,468,184)	3.000	TBA	1,500	1,480,071

			Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875%(c) (cost $100,000)			4,000	110,000

TOTAL LONG-TERM INVESTMENTS (cost $233,193,780)				245,275,368

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of October 31, 2013 continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 4.1%

AFFILIATED MONEY MARKET MUTUAL FUND 2.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(i) (cost $7,360,644)	7,360,644	$7,360,644

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION 1.2%
U.S. Treasury Bill(a) (cost $3,018,231)	0.101(h)	05/29/14	3,020	3,018,809

TOTAL SHORT-TERM INVESTMENTS (cost $10,378,875)				10,379,453

TOTAL INVESTMENTS 99.7% (cost $243,572,655; Note 5)	255,654,821
Other assets in excess of liabilities(j) 0.3%	830,823

NET ASSETS 100.0%	$256,485,644

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BUBOR—Budapest Interbank Offered Rate

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CMM—Constant Maturity Mortgage

CMS—Constant Maturity Swaps

COLIBOR—Colombia Interbank Offered Rate

EIBOR—Emirates Interbank Offered Rate

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MIBOR—Mumbai Interbank Offered Rate

MOSPRIME—Moscow Prime Offered Rate

See Notes to Financial Statements.

36

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OIS—Overnight Index Swap

PRIBOR—Prague Interbank Offered Rate

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

TBA—To Be Announced

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

AED—United Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israel New Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peru Soles

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

#	Principal or Notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(d)	The rate shown reflects the coupon rate after the step date.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of October 31, 2013 continued

(g)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,184,916. The aggregate value, $2,304,708, is approximately 0.9% of net assets.
(h)	Rate quoted represents yield-to-maturity as of purchase date.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
114	2 Year U.S. Treasury Notes	Dec. 2013	$25,070,406	$25,128,094	$57,688
8	10 Year U.S. Treasury Notes	Dec. 2013	1,015,979	1,018,875	2,896
47	U.S. Long Bond	Dec. 2013	6,070,402	6,336,188	265,786
10	U.S. Ultra Bond	Dec. 2013	1,406,387	1,440,937	34,550

					360,920

	Short Position:
190	5 Year U.S. Treasury Notes	Dec. 2013	22,874,102	23,120,625	(246,523)

					$114,397

Forward foreign currency exchange contracts outstanding at October 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Argentine Peso,
Expiring 02/07/2014	Citigroup Global Markets	ARS	1,704	$240,000	$247,768	$7,768
Expiring 02/07/2014	Citigroup Global Markets	ARS	10,377	1,461,607	1,508,913	47,306
Australian Dollar,
Expiring 01/23/2014	Citigroup Global Markets	AUD	6,881	6,583,029	6,466,417	(116,612)
Expiring 01/23/2014	JPMorgan Chase	AUD	827	780,800	777,370	(3,430)
Expiring 01/23/2014	JPMorgan Chase	AUD	1,622	1,557,265	1,524,190	(33,075)
Brazilian Real,
Expiring 01/17/2014	Citigroup Global Markets	BRL	1,148	514,900	503,209	(11,691)
Expiring 01/17/2014	Citigroup Global Markets	BRL	1,762	779,600	772,012	(7,588)
Expiring 01/22/2014	Citigroup Global Markets	BRL	4,114	1,826,515	1,800,745	(25,770)
Expiring 01/22/2014	Credit Suisse First Boston Corp.	BRL	1,773	780,800	776,038	(4,762)

See Notes to Financial Statements.

38

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 01/27/2014	Credit Suisse First Boston Corp.	GBP	4,296	$6,943,500	$6,883,777	$(59,723)
Canadian Dollar,
Expiring 01/22/2014	Barclays Capital Group	CAD	2,723	2,602,500	2,606,361	3,861
Expiring 01/22/2014	Citigroup Global Markets	CAD	5,361	5,199,293	5,130,269	(69,024)
Expiring 01/22/2014	Deutsche Bank	CAD	5,361	5,197,663	5,130,267	(67,396)
Expiring 01/22/2014	JPMorgan Chase	CAD	815	780,800	780,243	(557)
Chilean Peso,
Expiring 12/11/2013	Citigroup Global Markets	CLP	392,860	781,500	762,346	(19,154)
Expiring 12/11/2013	Citigroup Global Markets	CLP	393,650	780,200	763,878	(16,322)
Expiring 12/11/2013	Citigroup Global Markets	CLP	397,548	785,700	771,444	(14,256)
Expiring 12/11/2013	Citigroup Global Markets	CLP	1,658,539	3,217,092	3,218,399	1,307
Chinese Yuan,
Expiring 01/15/2014	Citigroup Global Markets	CNY	9,894	1,623,800	1,618,722	(5,078)
Expiring 01/15/2014	Citigroup Global Markets	CNY	12,151	1,991,874	1,987,926	(3,948)
Expiring 01/15/2014	Citigroup Global Markets	CNY	17,533	2,861,190	2,868,368	7,178
Expiring 01/15/2014	Hong Kong & Shanghai Bank	CNY	6,212	1,013,831	1,016,267	2,436
Expiring 01/15/2014	JPMorgan Chase	CNY	39,925	6,515,363	6,531,761	16,398
Expiring 01/15/2014	UBS AG	CNY	8,903	1,452,453	1,456,466	4,013
Colombian Peso,
Expiring 11/06/2013	Citigroup Global Markets	COP	1,481,552	779,600	782,483	2,883
Expiring 01/22/2014	Citigroup Global Markets	COP	3,649,796	1,926,319	1,915,354	(10,965)
Expiring 01/22/2014	Citigroup Global Markets	COP	1,481,552	781,987	777,495	(4,492)
Czech Republic Koruna,
Expiring 01/24/2014	Barclays Capital Group	CZK	14,633	785,700	770,460	(15,240)
Expiring 01/24/2014	Barclays Capital Group	CZK	58,166	3,113,800	3,062,556	(51,244)
Expiring 01/24/2014	Deutsche Bank	CZK	4,108	218,540	216,314	(2,226)
Euro,
Expiring 01/27/2014	Barclays Capital Group	EUR	137	186,979	185,494	(1,485)
Expiring 01/27/2014	Citigroup Global Markets	EUR	1,749	2,409,359	2,374,620	(34,739)
Expiring 01/27/2014	Credit Suisse First Boston Corp.	EUR	3,725	5,134,258	5,057,979	(76,279)
Expiring 01/27/2014	Goldman Sachs & Co.	EUR	433	596,800	587,615	(9,185)
Expiring 01/27/2014	Morgan Stanley	EUR	3,725	5,133,191	5,057,979	(75,212)
Hungarian Forint,
Expiring 01/24/2014	Citigroup Global Markets	HUF	90,045	410,135	411,319	1,184
Expiring 01/24/2014	Citigroup Global Markets	HUF	90,045	410,247	411,319	1,072
Expiring 01/24/2014	Citigroup Global Markets	HUF	167,942	778,100	767,149	(10,951)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of October 31, 2013 continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 01/24/2014	Deutsche Bank	HUF	293,832	$1,358,070	$1,342,207	$(15,863)
Expiring 01/24/2014	Hong Kong & Shanghai Bank	HUF	293,832	1,367,615	1,342,207	(25,408)
Indian Rupee,
Expiring 11/04/2013	UBS AG	INR	3,371	55,000	54,806	(194)
Expiring 11/04/2013	UBS AG	INR	674	11,000	10,961	(39)
Expiring 11/05/2013	Citigroup Global Markets	INR	89,993	1,462,000	1,462,668	668
Expiring 11/05/2013	Citigroup Global Markets	INR	73,229	1,210,100	1,190,199	(19,901)
Expiring 11/05/2013	Citigroup Global Markets	INR	62,183	1,019,900	1,010,669	(9,231)
Expiring 11/05/2013	Citigroup Global Markets	INR	55,741	945,800	905,957	(39,843)
Expiring 11/05/2013	Citigroup Global Markets	INR	48,390	781,500	786,493	4,993
Expiring 11/05/2013	Deutsche Bank	INR	879,293	14,318,396	14,291,198	(27,198)
Expiring 11/05/2013	UBS AG	INR	42,589	704,700	692,194	(12,506)
Expiring 11/05/2013	UBS AG	INR	49,038	784,800	797,014	12,214
Expiring 11/05/2013	UBS AG	INR	51,538	851,100	837,656	(13,444)
Expiring 11/05/2013	UBS AG	INR	86,554	1,419,458	1,406,766	(12,692)
Expiring 11/05/2013	UBS AG	INR	226,609	3,829,800	3,683,094	(146,706)
Expiring 11/05/2013	UBS AG	INR	93,428	1,691,000	1,518,487	(172,513)
Expiring 02/03/2014	Citigroup Global Markets	INR	37,129	590,400	591,084	684
Expiring 02/03/2014	Deutsche Bank	INR	439,646	6,978,513	6,999,042	20,529
Expiring 02/03/2014	UBS AG	INR	439,646	6,981,284	6,999,042	17,758
Expiring 02/03/2014	UBS AG	INR	932,989	14,658,688	14,852,911	194,223
Indonesia Rupiah,
Expiring 11/15/2013	UBS AG	IDR	11,787,335	1,104,200	1,043,061	(61,139)
Israeli New Shekel,
Expiring 01/30/2014	Citigroup Global Markets	ILS	2,756	780,800	780,392	(408)
Expiring 01/30/2014	Citigroup Global Markets	ILS	2,757	778,900	780,687	1,787
Expiring 01/30/2014	Deutsche Bank	ILS	17,304	4,904,124	4,899,756	(4,368)
Japanese Yen,
Expiring 01/27/2014	Citigroup Global Markets	JPY	156,464	1,608,800	1,592,167	(16,633)
Expiring 01/27/2014	Credit Suisse First Boston Corp.	JPY	75,717	778,400	770,494	(7,906)
Expiring 01/27/2014	Credit Suisse First Boston Corp.	JPY	867,538	8,925,465	8,828,001	(97,464)
Expiring 01/27/2014	Deutsche Bank	JPY	867,538	8,926,301	8,828,001	(98,300)
Expiring 01/27/2014	Goldman Sachs & Co.	JPY	152,918	1,571,500	1,556,081	(15,419)
Expiring 01/27/2014	Morgan Stanley	JPY	867,538	8,925,070	8,828,001	(97,069)
Expiring 01/27/2014	UBS AG	JPY	867,538	8,926,549	8,828,001	(98,548)
Malaysian Ringgit,
Expiring 01/16/2014	Citigroup Global Markets	MYR	2,488	781,500	784,171	2,671

See Notes to Financial Statements.

40

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 01/16/2014	Citigroup Global Markets	MYR	5,008	$1,560,500	$1,578,425	$17,925
Expiring 01/16/2014	Hong Kong & Shanghai Bank	MYR	11,672	3,643,075	3,679,180	36,105
Expiring 01/16/2014	UBS AG	MYR	5,063	1,567,200	1,595,822	28,622
Expiring 01/22/2014	Barclays Capital Group	MYR	6,545	2,043,063	2,062,136	19,073
Expiring 01/22/2014	Citigroup Global Markets	MYR	2,474	778,400	779,438	1,038
Expiring 01/22/2014	Citigroup Global Markets	MYR	6,453	2,042,900	2,033,007	(9,893)
Expiring 01/22/2014	UBS AG	MYR	2,463	784,900	776,153	(8,747)
Mexican Peso,
Expiring 01/22/2014	Citigroup Global Markets	MXN	10,119	780,800	770,449	(10,351)
Expiring 01/22/2014	Citigroup Global Markets	MXN	16,935	1,308,200	1,289,422	(18,778)
Expiring 01/22/2014	Deutsche Bank	MXN	16,800	1,297,400	1,279,154	(18,246)
Expiring 01/22/2014	JPMorgan Chase	MXN	659	50,219	50,155	(64)
Expiring 01/22/2014	JPMorgan Chase	MXN	48,027	3,721,500	3,656,703	(64,797)
Expiring 01/22/2014	Morgan Stanley	MXN	7,800	601,700	593,894	(7,806)
New Taiwanese Dollar,
Expiring 11/13/2013	UBS AG	TWD	10,570	369,200	359,882	(9,318)
Expiring 11/13/2013	UBS AG	TWD	43,147	1,509,700	1,469,029	(40,671)
Expiring 11/13/2013	UBS AG	TWD	43,613	1,526,800	1,484,888	(41,912)
Expiring 12/06/2013	Citigroup Global Markets	TWD	22,791	780,200	776,365	(3,835)
Expiring 12/06/2013	Citigroup Global Markets	TWD	22,871	776,400	779,090	2,690
Expiring 12/06/2013	Citigroup Global Markets	TWD	23,023	779,500	784,245	4,745
Expiring 12/06/2013	Citigroup Global Markets	TWD	23,134	780,000	788,053	8,053
Expiring 12/26/2013	UBS AG	TWD	45,511	1,522,681	1,551,052	28,371
New Zealand Dollar,
Expiring 01/23/2014	Citigroup Global Markets	NZD	6,180	5,142,509	5,074,228	(68,281)
Expiring 01/23/2014	JPMorgan Chase	NZD	1,265	1,041,000	1,038,518	(2,482)
Expiring 01/23/2014	JPMorgan Chase	NZD	1,917	1,561,600	1,556,822	(4,778)
Norwegian Krone,
Expiring 01/24/2014	Barclays Capital Group	NOK	4,615	778,100	772,640	(5,460)
Expiring 01/24/2014	Credit Suisse First Boston Corp.	NOK	10,032	1,686,875	1,679,660	(7,215)
Expiring 01/24/2014	JPMorgan Chase	NOK	10,032	1,686,986	1,679,660	(7,326)
Expiring 01/24/2014	Morgan Stanley	NOK	7,667	1,301,300	1,283,614	(17,686)
Expiring 01/24/2014	UBS AG	NOK	4,648	785,700	778,149	(7,551)
Peruvian Nuevo Sol,
Expiring 11/04/2013	Citigroup Global Markets	PEN	2,167	779,200	781,177	1,977
Expiring 11/04/2013	Citigroup Global Markets	PEN	2,185	798,711	787,639	(11,072)
Expiring 11/04/2013	Citigroup Global Markets	PEN	2,320	821,800	836,029	14,229
Expiring 11/04/2013	Citigroup Global Markets	PEN	6,672	2,420,164	2,404,845	(15,319)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of October 31, 2013 continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Philippine Peso,
Expiring 11/29/2013	Citigroup Global Markets	PHP	33,375	$780,200	$772,919	$(7,281)
Expiring 11/29/2013	Citigroup Global Markets	PHP	37,004	858,000	856,947	(1,053)
Expiring 11/29/2013	Citigroup Global Markets	PHP	67,647	1,576,300	1,566,590	(9,710)
Expiring 11/29/2013	UBS AG	PHP	41,180	984,108	953,660	(30,448)
Expiring 11/29/2013	UBS AG	PHP	55,288	1,282,200	1,280,389	(1,811)
Expiring 11/29/2013	UBS AG	PHP	111,980	2,570,200	2,593,259	23,059
Polish Zloty,
Expiring 01/24/2014	JPMorgan Chase	PLN	19,407	6,344,245	6,266,981	(77,264)
Romanian Leu,
Expiring 01/13/2014	Citigroup Global Markets	RON	1,068	301,887	325,613	23,726
Expiring 01/24/2014	Barclays Capital Group	RON	4,233	1,298,847	1,290,017	(8,830)
Expiring 01/24/2014	Citigroup Global Markets	RON	1,688	518,800	514,482	(4,318)
Expiring 01/24/2014	Citigroup Global Markets	RON	2,520	780,800	767,946	(12,854)
Expiring 01/24/2014	Citigroup Global Markets	RON	2,536	778,900	772,892	(6,008)
Expiring 01/24/2014	Citigroup Global Markets	RON	4,233	1,299,844	1,290,017	(9,827)
Russian Ruble,
Expiring 11/18/2013	Citigroup Global Markets	RUB	25,238	780,200	784,461	4,261
Expiring 11/18/2013	Citigroup Global Markets	RUB	25,329	779,600	787,311	7,711
Expiring 01/17/2014	Citigroup Global Markets	RUB	25,275	772,400	777,115	4,715
Expiring 01/22/2014	Citigroup Global Markets	RUB	16,755	518,800	514,799	(4,001)
Expiring 01/22/2014	Credit Suisse First Boston Corp.	RUB	25,254	785,700	775,959	(9,741)
Singapore Dollar,
Expiring 01/17/2014	Credit Suisse First Boston Corp.	SGD	3,698	2,974,905	2,977,518	2,613
Expiring 01/17/2014	Deutsche Bank	SGD	3,698	2,976,043	2,977,519	1,476
South African Rand,
Expiring 01/30/2014	Barclays Capital Group	ZAR	24,095	2,413,193	2,367,183	(46,010)
Expiring 01/30/2014	Citigroup Global Markets	ZAR	8,294	838,100	814,824	(23,276)
South Korean Won,
Expiring 01/17/2014	Citigroup Global Markets	KRW	3,907,568	3,606,365	3,663,611	57,246
Expiring 01/17/2014	UBS AG	KRW	830,381	780,800	778,538	(2,262)
Expiring 01/17/2014	UBS AG	KRW	3,907,568	3,605,267	3,663,611	58,344
Swedish Krona,
Expiring 01/24/2014	Citigroup Global Markets	SEK	6,666	1,038,500	1,026,485	(12,015)
Expiring 01/24/2014	Credit Suisse First Boston Corp.	SEK	12,858	2,010,216	1,980,117	(30,099)
Expiring 01/24/2014	Deutsche Bank	SEK	8,294	1,308,200	1,277,327	(30,873)
Expiring 01/24/2014	UBS AG	SEK	5,007	785,700	771,122	(14,578)

See Notes to Financial Statements.

42

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 01/24/2014	Credit Suisse First Boston Corp.	CHF	1,157	$1,297,400	$1,275,510	$(21,890)
Expiring 01/24/2014	Deutsche Bank	CHF	693	778,400	764,796	(13,604)
Expiring 01/24/2014	JPMorgan Chase	CHF	2,160	2,408,544	2,381,751	(26,793)
Thai Baht,
Expiring 11/18/2013	Barclays Capital Group	THB	21,252	676,300	682,018	5,718
Expiring 11/18/2013	Barclays Capital Group	THB	24,175	778,000	775,822	(2,178)
Expiring 11/18/2013	Barclays Capital Group	THB	24,457	787,400	784,890	(2,510)
Expiring 11/18/2013	Deutsche Bank	THB	23,871	769,600	766,058	(3,542)
Expiring 11/18/2013	Deutsche Bank	THB	24,252	780,800	778,294	(2,506)
Expiring 11/18/2013	Morgan Stanley	THB	24,483	783,600	785,707	2,107
Expiring 11/18/2013	UBS AG	THB	25,720	822,505	825,416	2,911
Turkish Lira,
Expiring 01/30/2014	UBS AG	TRY	1,555	778,400	766,266	(12,134)

				$291,004,575	$289,160,023	$(1,844,552)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Argentine Peso,
Expiring 02/07/2014	Citigroup Global Markets	ARS	2,011	$286,100	$292,365	$(6,265)
Australian Dollar,
Expiring 01/23/2014	Citigroup Global Markets	AUD	1,095	1,032,918	1,028,783	4,135
Expiring 01/23/2014	JPMorgan Chase	AUD	1,372	1,309,500	1,289,396	20,104
Brazilian Real,
Expiring 01/22/2014	Citigroup Global Markets	BRL	574	256,700	251,225	5,475
Expiring 01/22/2014	Citigroup Global Markets	BRL	1,151	514,300	503,803	10,497
Expiring 01/22/2014	Citigroup Global Markets	BRL	1,351	602,400	591,133	11,267
Expiring 01/22/2014	Citigroup Global Markets	BRL	2,530	1,141,700	1,107,353	34,347
Expiring 01/22/2014	UBS AG	BRL	3,780	1,693,887	1,654,419	39,468
British Pound,
Expiring 01/27/2014	Citigroup Global Markets	GBP	220	352,748	352,414	334
Expiring 01/27/2014	Citigroup Global Markets	GBP	486	785,700	779,340	6,360
Expiring 01/27/2014	Credit Suisse First Boston Corp.	GBP	832	1,347,590	1,332,415	15,175
Canadian Dollar,
Expiring 01/22/2014	Citigroup Global Markets	CAD	396	383,587	378,742	4,845
Expiring 01/22/2014	Citigroup Global Markets	CAD	675	648,700	645,808	2,892
Expiring 01/22/2014	Citigroup Global Markets	CAD	685	654,100	655,476	(1,376)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of October 31, 2013 continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 01/22/2014	Citigroup Global Markets	CAD	1,095	$1,047,600	$1,047,785	$(185)
Expiring 01/22/2014	Goldman Sachs & Co.	CAD	648	622,800	620,145	2,655
Expiring 01/22/2014	JPMorgan Chase	CAD	1,550	1,505,000	1,483,430	21,570
Chilean Peso,
Expiring 12/11/2013	Citigroup Global Markets	CLP	259,504	518,800	503,568	15,232
Expiring 12/11/2013	Citigroup Global Markets	CLP	285,113	565,700	553,262	12,438
Expiring 12/11/2013	Citigroup Global Markets	CLP	304,161	597,800	590,224	7,576
Expiring 12/11/2013	Citigroup Global Markets	CLP	403,127	780,800	782,269	(1,469)
Expiring 12/11/2013	Citigroup Global Markets	CLP	511,799	1,012,500	993,146	19,354
Expiring 12/11/2013	Citigroup Global Markets	CLP	529,845	1,046,400	1,028,165	18,235
Expiring 12/11/2013	Citigroup Global Markets	CLP	533,452	1,042,000	1,035,164	6,836
Chinese Yuan,
Expiring 01/15/2014	Citigroup Global Markets	CNY	46,014	7,501,527	7,528,017	(26,490)
Colombian Peso,
Expiring 11/06/2013	Citigroup Global Markets	COP	1,481,552	786,804	782,483	4,321
Expiring 01/22/2014	Citigroup Global Markets	COP	569,521	298,804	298,875	(71)
Expiring 01/22/2014	Citigroup Global Markets	COP	984,682	518,800	516,746	2,054
Expiring 01/22/2014	Citigroup Global Markets	COP	1,524,740	804,400	800,159	4,241
Expiring 01/22/2014	Citigroup Global Markets	COP	2,085,877	1,093,800	1,094,635	(835)
Czech Republic Koruna,
Expiring 01/24/2014	Barclays Capital Group	CZK	34,234	1,815,700	1,802,508	13,192
Expiring 01/24/2014	Deutsche Bank	CZK	14,815	780,800	780,062	738
Expiring 01/24/2014	Deutsche Bank	CZK	19,575	1,037,500	1,030,646	6,854
Danish Krone,
Expiring 01/24/2014	JPMorgan Chase	DKK	28,027	5,160,470	5,105,639	54,831
Expiring 01/24/2014	Morgan Stanley	DKK	28,027	5,161,635	5,105,639	55,996
Euro,
Expiring 01/27/2014	Citigroup Global Markets	EUR	958	1,301,300	1,300,399	901
Expiring 01/27/2014	Citigroup Global Markets	EUR	1,714	2,602,500	2,598,845	3,655
Expiring 01/27/2014	Citigroup Global Markets	EUR	1,914	2,602,500	2,599,159	3,341
Expiring 01/27/2014	Goldman Sachs & Co.	EUR	1,225	1,665,600	1,663,694	1,906
Expiring 01/27/2014	Goldman Sachs & Co.	EUR	1,317	1,802,070	1,788,353	13,717
Expiring 01/27/2014	JPMorgan Chase		EUR 954	1,299,259	1,295,741	3,518
Expiring 01/30/2014	Deutsche Bank	EUR	954	1,294,263	1,295,748	(1,485)
Hong Kong Dollar,
Expiring 11/01/2013	Deutsche Bank	HKD	78	10,098	10,099	(1)
Indian Rupee,
Expiring 11/05/2013	Citigroup Global Markets	INR	48,390	787,990	786,493	1,497
Expiring 11/05/2013	Citigroup Global Markets	INR	55,741	907,682	905,957	1,725
Expiring 11/05/2013	Citigroup Global Markets	INR	62,183	1,012,592	1,010,669	1,923
Expiring 11/05/2013	Citigroup Global Markets	INR	73,229	1,192,464	1,190,199	2,265

See Notes to Financial Statements.

44

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 11/05/2013	Citigroup Global Markets	INR	89,993	$1,465,452	$1,462,668	$2,784
Expiring 11/05/2013	Deutsche Bank	INR	439,646	7,139,434	7,145,599	(6,165)
Expiring 11/05/2013	UBS AG	INR	42,589	693,512	692,194	1,318
Expiring 11/05/2013	UBS AG	INR	49,038	798,530	797,014	1,516
Expiring 11/05/2013	UBS AG	INR	51,538	839,250	837,656	1,594
Expiring 11/05/2013	UBS AG	INR	86,554	1,409,443	1,406,766	2,677
Expiring 11/05/2013	UBS AG	INR	93,428	1,521,377	1,518,487	2,890
Expiring 11/05/2013	UBS AG	INR	226,609	3,690,104	3,683,094	7,010
Expiring 11/05/2013	UBS AG	INR	439,646	7,140,593	7,145,599	(5,006)
Expiring 01/17/2014	Citigroup Global Markets	INR	40,609	648,700	648,894	(194)
Expiring 03/04/2014	Citigroup Global Markets	INR	38,448	646,400	608,389	38,011
Expiring 03/04/2014	Citigroup Global Markets	INR	58,224	949,200	921,321	27,879
Expiring 03/04/2014	Citigroup Global Markets	INR	72,743	1,135,900	1,151,067	(15,167)
Expiring 03/04/2014	Citigroup Global Markets	INR	99,354	1,567,100	1,572,155	(5,055)
Expiring 03/04/2014	Citigroup Global Markets	INR	196,282	3,132,000	3,105,924	26,076
Expiring 03/04/2014	UBS AG	INR	36,278	532,400	574,050	(41,650)
Expiring 03/04/2014	UBS AG	INR	38,382	656,100	607,345	48,755
Expiring 03/04/2014	UBS AG	INR	74,665	1,282,800	1,181,486	101,314
Expiring 03/04/2014	UBS AG	INR	97,169	1,668,000	1,537,583	130,417
Expiring 03/04/2014	UBS AG	INR	113,548	1,964,500	1,796,756	167,744
Expiring 03/04/2014	UBS AG	INR	131,736	2,247,100	2,084,561	162,539
Expiring 03/04/2014	UBS AG	INR	138,271	2,157,300	2,187,963	(30,663)
Expiring 03/04/2014	UBS AG	INR	188,963	3,280,600	2,990,096	290,504
Expiring 03/04/2014	UBS AG	INR	192,414	3,317,200	3,044,713	272,487
Expiring 03/04/2014	UBS AG	INR	217,438	3,742,800	3,440,683	302,117
Indonesia Rupiah,
Expiring 11/15/2013	UBS AG	IDR	4,464,790	407,000	395,089	11,911
Expiring 11/15/2013	UBS AG	IDR	7,322,597	650,579	647,977	2,602
Israeli New Shekel,
Expiring 01/30/2014	Credit Suisse First Boston Corp.	ILS	16,187	4,593,379	4,583,625	9,754
Japanese Yen,
Expiring 01/27/2014	Citigroup Global Markets	JPY	76,537	778,400	778,837	(437)
Expiring 01/27/2014	Citigroup Global Markets	JPY	76,984	780,800	783,385	(2,585)
Expiring 01/27/2014	Citigroup Global Markets	JPY	81,491	830,800	829,242	1,558
Expiring 01/27/2014	Citigroup Global Markets	JPY	102,175	1,041,000	1,039,728	1,272
Malaysian Ringgit,
Expiring 01/16/2014	UBS AG	MYR	24,231	7,451,022	7,637,597	(186,575)
Expiring 01/22/2014	Citigroup Global Markets	MYR	2,512	781,300	791,425	(10,125)
Mexican Peso,
Expiring 11/04/2013	JPMorgan Chase	MXN	659	50,527	50,472	55

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of October 31, 2013 continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 01/22/2014	Citigroup Global Markets	MXN	7,767	$597,100	$591,405	$5,695
Expiring 01/22/2014	Citigroup Global Markets	MXN	10,278	785,700	782,572	3,128
Expiring 01/22/2014	Citigroup Global Markets	MXN	16,582	1,282,700	1,262,541	20,159
Expiring 01/22/2014	Morgan Stanley	MXN	13,524	1,037,900	1,029,741	8,159
New Taiwanese Dollar,
Expiring 11/13/2013	UBS AG	TWD	97,330	3,351,600	3,313,799	37,801
Expiring 12/06/2013	Citigroup Global Markets	TWD	56,961	1,945,400	1,940,344	5,056
Expiring 12/26/2013	Citigroup Global Markets	TWD	45,511	1,509,500	1,551,052	(41,552)
New Zealand Dollar,
Expiring 01/23/2014	Goldman Sachs & Co.	NZD	792	654,100	650,260	3,840
Expiring 01/23/2014	Goldman Sachs & Co.	NZD	1,516	1,257,200	1,244,380	12,820
Expiring 01/23/2014	JPMorgan Chase	NZD	997	838,600	818,779	19,821
Expiring 01/23/2014	Morgan Stanley	NZD	1,837	1,530,900	1,508,769	22,131
Expiring 01/23/2014	UBS AG	NZD	477	392,400	391,413	987
Norwegian Krone,
Expiring 01/24/2014	Deutsche Bank	NOK	10,765	1,816,400	1,802,374	14,026
Peruvian Nuevo Sol,
Expiring 11/04/2013	Citigroup Global Markets	PEN	2,167	786,153	781,177	4,976
Expiring 11/04/2013	Citigroup Global Markets	PEN	2,185	792,656	787,639	5,017
Expiring 11/04/2013	Citigroup Global Markets	PEN	2,320	841,355	836,029	5,326
Expiring 11/04/2013	Citigroup Global Markets	PEN	6,672	2,357,400	2,404,845	(47,445)
Expiring 02/04/2014	Citigroup Global Markets	PEN	2,185	791,393	779,716	11,677
Philippine Peso,
Expiring 01/17/2014	Citigroup Global Markets	PHP	22,955	533,868	531,790	2,078
Expiring 01/17/2014	Citigroup Global Markets	PHP	27,777	648,700	643,500	5,200
Expiring 01/17/2014	UBS AG	PHP	246,257	5,698,735	5,704,874	(6,139)
Polish Zloty,
Expiring 01/13/2014	Deutsche Bank	PLN	1,586	502,689	512,355	(9,666)
Romanian Leu,
Expiring 01/13/2014	Citigroup Global Markets	RON	1,035	308,334	315,680	(7,346)
Russian Ruble,
Expiring 01/17/2014	Citigroup Global Markets	RUB	36,178	1,103,900	1,112,363	(8,463)
Expiring 01/22/2014	Citigroup Global Markets	RUB	19,515	599,900	599,605	295
Expiring 01/22/2014	UBS AG	RUB	26,964	819,111	828,474	(9,363)
South Korean Won,
Expiring 01/17/2014	UBS AG	KRW	2,183,860	2,042,900	2,047,517	(4,617)
Swedish Krona,
Expiring 01/24/2014	UBS AG	SEK	5,020	780,800	773,035	7,765
Expiring 01/24/2014	UBS AG	SEK	23,790	3,669,500	3,663,590	5,910
Swiss Franc,
Expiring 01/24/2014	Credit Suisse First Boston Corp.	CHF	683	760,481	753,630	6,851

See Notes to Financial Statements.

46

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 01/24/2014	Credit Suisse First Boston Corp.	CHF	1,170	$1,306,500	$1,290,094	$16,406
Thai Baht,
Expiring 11/18/2013	Barclays Capital Group	THB	24,570	783,700	788,511	(4,811)
Expiring 11/18/2013	Barclays Capital Group	THB	48,580	1,543,500	1,559,038	(15,538)
Expiring 11/18/2013	Citigroup Global Markets	THB	24,308	778,400	780,093	(1,693)
Expiring 11/18/2013	Citigroup Global Markets	THB	24,623	780,600	790,214	(9,614)
Expiring 11/18/2013	Morgan Stanley	THB	26,202	832,300	840,876	(8,576)
Turkish Lira,
Expiring 01/30/2014	Deutsche Bank	TRY	1,315	654,100	647,989	6,111
Expiring 01/30/2014	JPMorgan Chase	TRY	14,200	7,064,921	6,998,564	66,357
Expiring 01/30/2014	UBS AG	TRY	1,684	838,100	830,080	8,020

				$186,797,986	$184,958,742	$1,839,244

Credit default swap agreements outstanding at October 31, 2013:

Reference Entity/ Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at October 31, 2013(5)	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.IG.20.V1	06/20/18	5,400	1.000%	$(57,518)	$(85,841)	$(28,323)
CDX.NA.IG.21.V1	12/20/18	4,000	1.000%	(41,045)	(53,293)	(12,248)

				$(98,563)	$(139,134)	$(40,571)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1)
American International Group, Inc.	03/20/18	3.700%	250	$(33,308)	$—	$(33,308)	Deutsche Bank
R.R. Donnelley & Sons Co.	06/20/14	1.000%	600	(3,841)	6,119	(9,960)	Deutsche Bank
R.R. Donnelley & Sons Co.	09/20/16	1.000%	450	502	23,094	(22,592)	JPMorgan Chase
SLM Corp.	06/20/14	5.000%	510	(18,231)	12,596	(30,827)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%	420	(4,055)	679	(4,734)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%	450	4,806	5,212	(406)	JPMorgan Chase

				$(54,127)	$47,700	$(101,827)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of October 31, 2013 continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2)
Hewlett-Packard Co.	12/20/17	1.000%	800	0.108%	$(1,737)	$(81,584)	$79,847	Credit Suisse First Boston Corp.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1)
Kingdom of Belgium	03/20/14	1.000%	3,000	$(14,827)	$(9,779)	$(5,048)	JPMorgan Chase
Republic of France	03/20/14	0.250%	3,000	(3,235)	(779)	(2,456)	JPMorgan Chase
Republic of Ireland	12/20/13	1.000%	1,300	(2,937)	(874)	(2,063)	Hong Kong & Shanghai Bank
Republic of Italy	12/20/13	1.000%	6,000	(10,795)	2,880	(13,675)	Hong Kong & Shanghai Bank

				$(31,794)	$(8,552)	$(23,242)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2)
Kingdom of Belgium	09/20/15	1.000%	1,300	0.009%	$24,064	$(41,964)	$66,028	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.074%	51,243	(14,500)	65,743	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%	1,500	0.156%	(33,473)	(17,514)	(15,959)	Deutsche Bank
Republic of France	06/20/15	0.250%	5,000	0.012%	12,359	(176,316)	188,675	Barclays Capital Group
Republic of France	06/20/16	0.250%	2,700	0.022%	3,073	(156,882)	159,955	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.035%	(8,020)	(194,311)	186,291	Barclays Capital Group

See Notes to Financial Statements.

48

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of France	03/20/14	0.250%	5,000	0.007%	$5,392	$(66,080)	$71,472	Citigroup Global Markets
Republic of France	12/20/16	0.250%	4,500	0.027%	(1,155)	(353,862)	352,707	Citigroup Global Markets
Republic of France	09/20/22	0.250%	3,000	0.104%	(187,542)	(290,349)	102,807	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.080%	(99,386)	(188,678)	89,292	JPMorgan Chase
Republic of France	03/20/22	0.250%	1,250	0.109%	(71,357)	(167,253)	95,896	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.027%	24,165	(31,892)	56,057	UBS AG
Republic of Indonesia	09/20/18	1.000%	2,200	0.183%	(81,374)	(122,244)	40,870	UBS AG
Republic of Ireland	12/20/14	1.000%	2,000	0.028%	18,856	(399,762)	418,618	Hong Kong & Shanghai Bank
Republic of Ireland	06/20/18	1.000%	2,000	0.117%	(13,136)	(81,678)	68,542	Hong Kong & Shanghai Bank
Republic of Italy	12/20/16	1.000%	2,000	0.156%	(32,166)	(293,423)	261,257	UBS AG
Republic of Portugal	12/20/14	1.000%	1,500	0.222%	(18,832)	(412,058)	393,226	Barclays Capital Group
Republic of Portugal	12/20/13	1.000%	1,000	0.159%	356	(220,692)	221,048	Hong Kong & Shanghai Bank
Republic of Portugal	03/20/14	1.000%	400	0.159%	(438)	(123,989)	123,551	Morgan Stanley

					$(407,371)	$(3,353,447)	$2,946,076

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments

as of October 31, 2013 continued

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at October 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)
	Exchange-Traded swaps:
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker's Acceptance(1)	$164	$(68,581)	$(68,745)
EUR	10,700	09/03/15	0.629%	6 Month EURIBOR(1)	214	(39,371)	(39,585)
EUR	600	05/09/18	0.807%	6 Month LIBOR EUR(2)	—	(6,921)	(6,921)
EUR	5,550	09/03/18	1.352%	6 Month EURIBOR(1)	224	(101,373)	(101,597)
EUR	2,000	10/24/18	0.120%	6 Month EURIBOR(2)	213	1,435	1,222
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	202	19,122	18,920
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	220	33,320	33,100
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	—	(15,165)	(15,165)
EUR	350	08/27/43	2.775%	6 Month EURIBOR(2)	208	15,668	15,460
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	209	9,976	9,767
EUR	200	09/19/43	2.740%	6 Month EURIBOR(2)	204	6,905	6,701
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	26	5,260	5,234
NZD	17,900	09/01/15	3.858%	3 Month NZD LIBOR(2)	119	15,007	14,888

See Notes to Financial Statements.

50

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)
	Exchange-Traded swaps (cont’d.):
PLN	8,600	09/02/18	4.020%	6 Month WIBOR(2)	$56	$63,657	$63,601
SEK	13,300	08/26/16	1.930%	3 Month SEK LIBOR(2)	26	16,303	16,277
	54,300	07/17/15	0.519%	3 Month LIBOR(1)	—	(141,126)	(141,126)
	5,800	08/10/17	1.866%	3 Month LIBOR(2)	155	40,289	40,134
	21,000	08/08/19	3.111%	3 Month LIBOR(2)	194	206,332	206,138

					$2,434	$60,737	$58,303

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	$(84,002)	$—	$(84,002)	Citigroup Global Markets
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	48,618	—	48,618	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	(29,562)	—	(29,562)	Citigroup Global Markets
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	(38,473)	—	(38,473)	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	(60,430)	—	(60,430)	Citigroup Global Markets
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	(14,525)	—	(14,525)	Citigroup Global Markets
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	46,319	—	46,319	Citigroup Global Markets
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	(86,817)	—	(86,817)	Citigroup Global Markets
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	(10,533)	—	(10,533)	Citigroup Global Markets
BRL	5,610	01/01/17	9.130%	1 day Brazil Interbank Rate(2)	(133,067)	—	(133,067)	Barclays Bank PLC
BRL	8,819	01/01/17	10.580%	1 day Brazil Interbank Rate(2)	(72,042)	—	(72,042)	Hong Kong & Shanghai Bank
BRL	7,217	01/01/17	8.340%	1 Day BZDIOVER(2)	(285,478)	—	(285,478)	Citigroup Global Markets
BRL	5,758	01/01/17	8.870%	1 Day BZDIOVER(2)	(181,331)	—	(181,331)	Citigroup Global Markets
BRL	937	01/01/21	9.400%	1 Day BZDIOVER(2)	(60,220)	—	(60,220)	Citigroup Global Markets
BRL	445	01/01/21	9.960%	1 Day BZDIOVER(2)	(19,015)	—	(19,015)	Citigroup Global Markets
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(36,588)	—	(36,588)	Citigroup Global Markets
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(36,588)	—	(36,588)	Citigroup Global Markets
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker's Acceptance(2)	3,768	—	3,768	Citigroup Global Markets
CAD	2,100	02/27/17	1.625%	3 Month Canadian Banker's Acceptance(2)	(3,536)	—	(3,536)	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker's Acceptance(2)	(3,950)	—	(3,950)	Citigroup Global Markets

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments

as of October 31, 2013 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
CAD	500	12/27/17	1.700%	3 Month Canadian Banker's Acceptance(2)	$(2,866)	$—	$(2,866)	Citigroup Global Markets
CAD	5,400	08/17/22	2.370%	3 Month Canadian Banker's Acceptance(2)	(140,967)	—	(140,967)	Citigroup Global Markets
CAD	350	11/06/22	2.203%	3 Month Canadian Banker's Acceptance(2)	(13,848)	—	(13,848)	Citigroup Global Markets
CAD	700	02/22/42	2.865%	3 Month Canadian Banker's Acceptance(1)	73,223	—	73,223	Citigroup Global Markets
CHF	3,500	07/20/14	0.406%	3 Month CHF LIBOR(1)	5,042	—	5,042	Credit Suisse First Boston Corp.
CHF	1,000	03/01/22	1.030%	6 Month CHF LIBOR(2)	(9,903)	—	(9,903)	Credit Suisse First Boston Corp.
COP	6,500,000	04/25/16	3.710%	1 Day COLIBOR OIS(2)	(38,537)	—	(38,537)	BNP Paribas
COP	1,000,000	06/27/23	6.840%	3 Month COLIBOR OIS(2)	40,785	—	40,785	Deutsche Bank
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	37,023	—	37,023	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	48,358	—	48,358	Deutsche Bank
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	23,196	—	23,196	Credit Suisse First Boston Corp.
EUR	3,000	07/20/14	0.406%	3 Month EURIBOR(2)	9,292	—	9,292	Credit Suisse First Boston Corp.
EUR	3,000	08/19/14	1.065%	1 Day EUR EONIA OSI(2)	38,986	—	38,986	Hong Kong & Shanghai Bank
EUR	10,000	12/10/14	0.035%	1 Day EUR EONIA OIS(1)	22,090	—	22,090	Hong Kong & Shanghai Bank
EUR	1,300	08/04/16	1.925%	1 Day EUR EONIA OIS(2)	87,750	—	87,750	Hong Kong & Shanghai Bank
EUR	1,000	08/29/16	1.600%	1 Day EUR EONIA(2)	53,544	—	53,544	Hong Kong & Shanghai Bank
EUR	500	08/30/16	1.560%	1 Day EONIA OIS(2)	25,936	—	25,936	Hong Kong & Shanghai Bank
EUR	500	11/04/16	1.310%	1 Day EONIA OIS(2)	28,301	—	28,301	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

52

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
EUR	500	11/07/16	1.265%	6 Month EURIBOR(2)	$26,545	$—	$26,545	Hong Kong & Shanghai Bank
EUR	1,000	12/16/16	1.210%	1 Day EUR EONIA(2)	49,777	—	49,777	Hong Kong & Shanghai Bank
EUR	5,500	12/10/17	0.452%	1 Day EUR EONIA OSI(2)	(8,817)	—	(8,817)	Hong Kong & Shanghai Bank
EUR	1,200	01/14/18	0.628%	1 Day EUR EONIA(2)	10,294	—	10,294	Hong Kong & Shanghai Bank
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	1,970	—	1,970	Citigroup Global Markets
EUR	1,709	07/23/42	2.246%	6 Month EURIBOR(1)	73,908	—	73,908	Royal Bank of Scotland Group PLC
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	(37,602)	—	(37,602)	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	(55,690)	—	(55,690)	Bank of America
EUR	1,871	07/23/52	2.708%	6 Month EURIBOR(2)	(10,824)	—	(10,824)	Royal Bank of Scotland Group PLC
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	26,154	—	26,154	Citigroup Global Markets
GBP	1,200	08/09/16	1.894%	6 Month GBP LIBOR(2)	52,671	—	52,671	Hong Kong & Shanghai Bank
GBP	2,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	(74,097)	—	(74,097)	Bank of Nova Scotia
GBP	200	09/27/22	1.790%	3 Month LIBOR GBP(2)	(13,442)	—	(13,442)	Hong Kong & Shanghai Bank
GBP	500	01/03/23	1.895%	3 Month GBP LIBOR(2)	(30,018)	—	(30,018)	Hong Kong & Shanghai Bank
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	(182,399)	—	(182,399)	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	(144,433)	—	(144,433)	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	50,353	—	50,353	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	42,500	—	42,500	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(38,559)	—	(38,559)	Hong Kong & Shanghai Bank
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	61,860	—	61,860	Hong Kong & Shanghai Bank
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	106,141	—	106,141	Deutsche Bank
ILS	25,000	03/06/14	1.580%	3 Month TELBOR(1)	(47,034)	—	(47,034)	Deutsche Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments

as of October 31, 2013 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	$27,691	$—	$27,691	Deutsche Bank
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	41,051	—	41,051	Credit Suisse First Boston Corp.
INR	55,000	03/11/14	7.600%	1 Day MIBOR(1)	10,786	—	10,786	Hong Kong & Shanghai Bank
INR	60,000	05/03/23	7.000%	1 day MIBOR(2)	(83,708)	—	(83,708)	Barclays Capital Group
JPY	300,000	01/15/16	0.790%	3 Month YEN LIBOR(2)	(60,131)	—	(60,131)	Barclays Capital Group
JPY	550,000	04/18/20	0.563%	6 Month YEN LIBOR(2)	44,358	—	44,358	JPMorgan Chase
JPY	186,905	05/17/20	1.388%	6 Month YEN LIBOR(2)	126,310	—	126,310	Citigroup Global Markets
JPY	705,000	05/20/20	0.698%	6 month YEN LIBOR(2)	131,095	—	131,095	Credit Suisse First Boston Corp.
JPY	90,000	12/20/20	1.353%	3 Month YEN LIBOR(2)	59,147	—	59,147	Citigroup Global Markets
JPY	60,000	02/02/21	1.265%	6 Month YEN LIBOR(2)	34,861	—	34,861	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 Month YEN LIBOR(2)	62,722	—	62,722	Barclays Capital Group
JPY	50,000	06/02/21	1.200%	6 Month YEN LIBOR(2)	27,450	—	27,450	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 Month YEN LIBOR(2)	23,438	—	23,438	Barclays Capital Group
JPY	40,000	06/28/21	1.123%	6 Month YEN LIBOR(2)	19,159	—	19,159	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 Month YEN LIBOR(2)	13,372	—	13,372	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 Month YEN LIBOR(2)	24,555	—	24,555	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 Month YEN LIBOR(2)	5,661	—	5,661	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 Month YEN LIBOR(2)	18,149	—	18,149	Hong Kong & Shanghai Bank
JPY	175,000	03/15/23	0.755%	6 Month YEN LIBOR(2)	12,221	—	12,221	Barclays Capital Group
JPY	145,000	04/15/23	0.750%	6 Month YEN LIBOR(2)	7,872	—	7,872	Credit Suisse First Boston Corp.
JPY	85,500	07/21/24	1.489%	6 Month YEN LIBOR(2)	64,810	—	64,810	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month YEN LIBOR(2)	48,001	—	48,001	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month YEN LIBOR(2)	48,647	—	48,647	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month YEN LIBOR(2)	78,456	—	78,456	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month YEN LIBOR(2)	6,014	—	6,014	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month YEN LIBOR(2)	13,793	—	13,793	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month YEN LIBOR(2)	8,793	—	8,793	Citigroup Global Markets

See Notes to Financial Statements.

54

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
JPY	40,000	12/14/27	1.235%	6 Month YEN LIBOR(2)	$7,079	$—	$7,079	Citigroup Global Markets
JPY	120,000	02/20/28	1.353%	6 Month YEN LIBOR(2)	36,595	—	36,595	Deutsche Bank
JPY	200,000	04/16/28	1.235%	6 Month YEN LIBOR(2)	21,071	—	21,071	Barclays Capital Group
JPY	110,000	08/18/31	1.750%	6 Month YEN LIBOR(2)	67,319	—	67,319	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 Month YEN LIBOR(2)	15,140	—	15,140	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month YEN LIBOR(2)	94,578	—	94,578	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 Month YEN LIBOR(2)	6,578	—	6,578	Barclays Capital Group
JPY	160,000	11/14/32	2.390%	6 Month YEN LIBOR(2)	11,023	—	11,023	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month YEN LIBOR(2)	8,978	—	8,978	Citigroup Global Markets
JPY	40,000	07/09/42	1.705%	6 Month YEN LIBOR(2)	4,964	—	4,964	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 Month YEN LIBOR(2)	(3,173)	—	(3,173)	Barclays Capital Group
JPY	70,000	01/28/43	1.955%	6 Month YEN LIBOR(2)	43,152	—	43,152	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month YEN LIBOR(1)	(105,688)	—	(105,688)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month YEN LIBOR(1)	(44,374)	—	(44,374)	Deutsche Bank
JPY	45,800	05/29/43	2.013%	6 Month YEN LIBOR(1)	(36,190)	—	(36,190)	Morgan Stanley
JPY	100,000	06/03/43	1.970%	6 Month YEN LIBOR(2)	67,682	—	67,682	JPMorgan Chase
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	63,041	—	63,041	Deutsche Bank
MXN	37,000	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	102,113	—	102,113	Credit Suisse First Boston Corp.
MXN	17,100	02/18/22	6.600%	28 Day Mexican Interbank Rate(2)	25,628	—	25,628	Barclays Capital Group
MXN	31,100	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	10,791	—	10,791	Morgan Stanley
MXN	6,000	10/26/22	5.940%	28 Day Mexican Interbank Rate(2)	(15,715)	—	(15,715)	Barclays Capital Group
MXN	25,000	12/23/22	5.900%	28 Day Mexican Interbank Rate(1)	76,142	—	76,142	Royal Bank of Scotland Group PLC

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments

as of October 31, 2013 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	$(132,439)	$—	$(132,439)	Barclays Capital Group
MXN	15,200	06/28/23	6.670%	28 Day Mexican Interbank Rate(2)	15,699	—	15,699	Hong Kong & Shanghai Bank
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	(1,075)	—	(1,075)	Barclays Capital Group
NOK	47,000	11/07/14	2.170%	6 Month NIBOR(1)	(121,055)	—	(121,055)	Citigroup Global Markets
NOK	30,000	05/10/16	1.935%	6 Month NIBOR(2)	(18,147)	—	(18,147)	Royal Bank of Scotland Group PLC
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	48,708	—	48,708	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	17,415	—	17,415	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	39,267	—	39,267	Citigroup Global Markets
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	(2,456)	—	(2,456)	Hong Kong & Shanghai Bank
NZD	1,700	08/09/18	4.145%	3 Month BBR(2)	(477)	—	(477)	Hong Kong & Shanghai Bank
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	(77,599)	—	(77,599)	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	(7,904)	—	(7,904)	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	77,513	—	77,513	Deutsche Bank
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	183,658	—	183,658	UBS AG
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	203,824	—	203,824	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	11,562	—	11,562	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	(5,872)	—	(5,872)	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(162,172)	—	(162,172)	UBS AG
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(144,333)	—	(144,333)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	68,891	—	68,891	Hong Kong & Shanghai Bank
RUB	70,000	04/10/23	7.470%	3 Month MOSPRIME(2)	96,105	—	96,105	Deutsche Bank
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	(4,518)	—	(4,518)	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	7,666	—	7,666	Citigroup Global Markets

See Notes to Financial Statements.

56

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
SEK	3,000	01/16/23	2.200%	3 Month STIBOR(2)	$(8,034)	$—	$(8,034)	Barclays Capital Group
SGD	1,800	01/08/18	0.935%	6 Month SOR(2)	(9,595)	—	(9,595)	Bank of America
SGD	2,500	07/31/18	1.650%	6 Month SOR(2)	35,452	—	35,452	Hong Kong & Shanghai Bank
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	(9,271)	—	(9,271)	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	12,911	—	12,911	Bank of America
TWD	390,000	09/29/15	1.090%	3 Month Secondary Market CP Bank Rate(1)	(12,583)	—	(12,583)	Bank of America
TWD	40,000	12/24/22	1.390%	3 Month Secondary Market CP Bank Rate(1)	18,447	—	18,447	Hong Kong & Shanghai Bank
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	120,496	—	120,496	Hong Kong & Shanghai Bank
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	24,138	—	24,138	Hong Kong & Shanghai Bank
	5,000	07/12/14	0.518%	3 Month LIBOR(2)	15,996	—	15,996	Bank of Nova Scotia
	9,600	03/08/15	0.383%	3 Month LIBOR(2)	9,724	—	9,724	Deutsche Bank
	4,900	01/25/16	0.496%	3 Month LIBOR(1)	(9,739)	—	(9,739)	Deutsche Bank
	6,070	06/07/16	0.654%	3 Month LIBOR(2)	27,928	—	27,928	JPMorgan Chase
	9,625	08/31/16	0.934%	3 Month LIBOR(2)	93,282	—	93,282	Credit Suisse First Boston Corp.
	2,995	08/31/16	0.975%	3 Month LIBOR(1)	(32,683)	—	(32,683)	JPMorgan Chase
	2,995	08/31/16	0.978%	3 Month LIBOR(1)	(33,006)	—	(33,006)	JPMorgan Chase
	11,150	11/30/16	0.913%	3 Month LIBOR(1)	(105,396)	—	(105,396)	JPMorgan Chase
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(45,296)	—	(45,296)	Citigroup Global Markets
	2,100	01/08/18	0.935%	3 Month LIBOR(2)	(11,311)	—	(11,311)	Bank of America
	4,850	02/15/20	1.355%	3 Month LIBOR(2)	(143,133)	—	(143,133)	Morgan Stanley
	1,100	08/24/22	1.875%	3 Month LIBOR(2)	(51,206)	—	(51,206)	Hong Kong & Shanghai Bank
	720	02/24/42	2.864%	3 Month LIBOR(2)	(94,622)	—	(94,622)	Citigroup Global Markets

					$245,278	$—	$245,278

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments

as of October 31, 2013 continued

Forward rate agreements outstanding at October 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
32,500	11/14/13	1.620%	5 Year CMS(1)	$(46,890)	$—	$(46,890)	Goldman Sachs & Co.
32,500	11/14/13	2.810%	10 Year CMS(1)	(30,983)	—	(30,983)	Goldman Sachs & Co.
65,000	11/14/13	3.330%	CMM 100(2)	92,544	—	92,544	Goldman Sachs & Co.
25,000	11/18/13	1.538%	5 Year CMS(1)	(12,804)	—	(12,804)	Citigroup Global Markets
25,000	11/18/13	2.758%	10 Year CMS(1)	(8,100)	—	(8,100)	Citigroup Global Markets
50,000	11/18/13	3.250%	CMM 100(2)	28,731	—	28,731	Citigroup Global Markets
39,000	11/23/13	1.479%	5 Year CMS(1)	8,070	—	8,070	Citigroup Global Markets
39,000	11/23/13	3.170%	CMM 100(2)	(11,025)	—	(11,025)	Citigroup Global Markets

				$19,543	$—	$19,543

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at October 31, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,688	3 Month LIBOR	EUR	1,300	3 Month EURIBOR minus 30.5 bps	Barclays Capital Group	12/04/14	$(71,441)	$—	$(71,441)
326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(11,851)	—	(11,851)
1,035	3 Month LIBOR plus 303 bps	EUR	750	6.500%	Citigroup Global Markets	02/10/14	(32,206)	(56,251)	24,045
1,986	3 Month LIBOR plus 472 bps	EUR	1,500	6.750%	Citigroup Global Markets	07/28/14	(114,090)	(56,992)	(57,098)
1,333	3 Month LIBOR plus 178 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(99,962)	(170,148)	70,186
1,364	3 Month LIBOR plus 247 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(58,783)	(156,521)	97,738
778	3 Month LIBOR plus 290 bps	EUR	600	7.500%	Citigroup Global Markets	10/14/14	(73,148)	(87,625)	14,477
808	3 Month LIBOR plus 623 bps	JPY	62,000	5.500%	Citigroup Global Markets	12/15/14	172,757	(12)	172,769
494	3 Month LIBOR plus 390 bps	EUR	400	5.000%	Citigroup Global Markets	03/18/15	(72,877)	(14,732)	(58,145)

See Notes to Financial Statements.

58

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2,105	3 Month LIBOR plus 190 bps	CHF	2,000	2.625%	Citigroup Global Markets	05/12/15	$(145,885)	$(78,305)	$(67,580)
307	3 Month LIBOR plus 333 bps	JPY	24,000	4.500%	Citigroup Global Markets	06/08/15	59,136	(12,097)	71,233
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	49,218	(11,241)	60,459
1,246	3 Month LIBOR plus 498 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	245,212	58	245,154
649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(48,594)	(16,422)	(32,172)
690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(9,058)	(16,600)	7,542
582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	(99,197)	(5,471)	(93,726)
263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(7,182)	—	(7,182)
651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	(45,250)	44	(45,294)
303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	(23,840)	(15,773)	(8,067)
651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	(68,945)	(22,723)	(46,222)
960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	(57,847)	—	(57,847)
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.750%	Citigroup Global Markets	11/14/16	195,959	66	195,893
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(24,865)	(22,679)	(2,186)
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(26,901)	(27,045)	144
1,605	3 month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	394,296	38,560	355,736
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	(24,215)	(11,428)	(12,787)
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	(48,086)	(20,832)	(27,254)
1,294	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 28.75 bps	Credit Suisse First Boston Corp.	10/15/14	(61,164)	—	(61,164)
1,111	3 Month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse First Boston Corp.	05/12/15	2,485	(25,901)	28,386
567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	30,244	677	29,567
12,789	3 Month LIBOR	EUR	9,645	Floating 3 Month EURIBOR minus 26.00 bps	Deutsche Bank	01/25/15	(275,151)	—	(275,151)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Portfolio of Investments

as of October 31, 2013 continued

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	620	3 Month LIBOR	CHF	588	3 Month CHF LIBOR minus 34.75 bps	Hong Kong & Shanghai Bank	11/13/13	$(27,711)	$—	$(27,711)
	293	3 Month LIBOR	EUR	220	3 month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(4,740)	—	(4,740)
	107	3 Month LIBOR	CHF	100	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(3,042)	—	(3,042)
	461	3 Month LIBOR	EUR	350	3 month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(12,361)	—	(12,361)
TRY	4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(24,103)	—	(24,103)
TRY	7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	331,677	—	331,677
	635	3 Month LIBOR	EUR	500	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(41,367)	—	(41,367)
	147	3 Month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan Chase	11/30/15	(23,588)	(2,177)	(21,411)

								$(156,466)	$(791,570)	$635,104

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$159,090,204	$5,027,381
Asset-Backed Securities
Collateralized Debt Obligations	—	675,224	—
Collateralized Loan Obligations	—	2,401,674	—
Residential Mortgage-Backed Securities	—	21,886,026	—

See Notes to Financial Statements.

60

	Level 1	Level 2	Level 3
Bank Loans	$—	$1,376,440	$636,555
Corporate Bonds	—	48,943,360	670,317
Municipal Bonds	—	2,978,116	—
U.S. Government Agency Obligation	—	1,480,071	—
Preferred Stock	110,000	—	—
Affiliated Money Market Mutual Fund	7,360,644	—	—
U.S. Treasury Obligation	—	3,018,809	—
Other Financial Instruments*
Futures Contracts	114,397	—	—
Forward Foreign Currency Exchange Contracts	—	(5,308)	—
Forward Rate Agreements	—	—	19,543
Credit Default Swap Agreements	(40,571)	2,900,854	—
Interest Rate Swaps	58,303	246,353	(1,075)
Currency Swap Agreements	—	635,104	—

Total	$7,602,773	$245,626,927	$6,352,721

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities	Bank Loans	Corporate Bonds	Credit Default Swaps		Interest Rate Swaps	Forward Rate Agreements
Balance as of 10/31/12	$2,020,650	$17,826	$288,755	$739,080	$(3,246)		$128,968	—
Realized gain (loss)	—	12	8,526	—	—	**	— **	—	**
Change in unrealized appreciation (depreciation)***	(163,304)	(145)	19,497	(15,214)	3,246		(130,043)	19,543
Purchases	3,150,070	—	606,894	—	—		—	—
Sales	—	(17,707)	(292,949)	(53,549)	—		—	—
Accrued discount/premium	19,965	14	5,832	—	—		—	—
Transfers into Level 3	—	—	—	—	—		—	—
Transfers out of Level 3	—	—	—	—	—		—	—

Balance as of 10/31/13	$5,027,381	$—	$636,555	$670,317	$—		$(1,075)	$19,543

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(1,708).
***	Of which, $(265,189) was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain

Prudential Global Total Return Fund, Inc.	61

Portfolio of Investments

as of October 31, 2013 continued

unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as October 31, 2013 was as follows:

Sovereign Bonds	55.1%
Residential Mortgage-Backed Securities	8.5
Banking	5.9
Foreign Agency	4.0
Affiliated Money Market Mutual Fund	2.9
Cable	1.8
Non-Captive Finance	1.7
Capital Goods	1.6
Technology	1.3
Media & Entertainment	1.2
Municipal Bonds	1.2
U.S. Treasury Obligation	1.2
Foods	1.1
Telecommunications	1.0
Insurance	1.0
Electric	0.9
Collateralized Loan Obligations	0.9
Healthcare & Pharmaceutical	0.9
Metals	0.9
U.S. Government Agency Obligation	0.6
Brokerage	0.5
Pipelines & Other	0.5
Paper	0.4%
Automotive	0.4
Chemicals	0.4
Consumer	0.3
Tobacco	0.3
Building Materials & Construction	0.3
Real Estate Investment Trusts	0.3
Energy—Integrated	0.3
Energy—Other	0.3
Aerospace & Defense	0.3
Collateralized Debt Obligations	0.3
Airlines	0.3
Retailers	0.3
Gaming	0.3
Packaging	0.2
Oil, Gas & Consumable Fuels	0.2
Railroads	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

62

Fair values of derivative instruments as of October 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker—variation margin	$792,362	*	Due to broker—variation margin	$619,662	*
Interest rate contracts	Premiums paid for swap agreements	39,405		Premiums received for swap agreements	830,975
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	5,548,378		Unrealized depreciation on over-the-counter swap agreements	4,667,996
Interest rate contracts	Unrealized appreciation on forward rate agreements	129,345		Unrealized depreciation on forward rate agreements	109,802
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	3,063,514		Unrealized depreciation on foreign currency exchange contracts	3,068,822
Credit contracts	Premiums paid for swap agreements	50,580		Premiums received for swap agreements	3,446,463
Credit contracts	—	—		Due to broker—variation margin	40,571	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	3,041,882		Unrealized depreciation on over-the-counter swap agreements	141,028

Total		$12,665,466			$12,925,319

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Portfolio of Investments

as of October 31, 2013 continued

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Rate Agreements	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$789,613	$789,613
Foreign exchange contracts	(2,958,303)	—	—	—	(13,741,057)	—	(16,699,360)
Interest rate contracts	(120,102)	(866)	122,107	10,990	—	2,212,680	2,224,809

	$(3,078,405)	$(866)	$122,107	$10,990	$(13,741,057)	$3,002,293	$(13,684,938)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Forward Rate Agreements	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(418,611)	$19,543	$(1,612,292)	$—	$(2,011,360)
Foreign exchange contracts	830,777	—	—	—	2,184,902	3,015,679
Credit contracts	—	—	—	382,898	—	382,898

Total	$830,777	$(418,611)	$19,543	$(1,229,394)	$2,184,902	$1,387,217

For the year ended October 31, 2013, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$704,658	$63,169,236	$44,537,845	$422,756,939	$290,468,233

Forward Rate Agreements (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))	Inflation Swaps (Notional Amount in USD (000))
$93,956	$419,219	$21,288	$53,130	$39,239	$5,340

See Notes to Financial Statements.

64

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • OCTOBER 31, 2013

Prudential Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of October 31, 2013

Assets
Investments at value:
Unaffiliated Investments (cost $236,212,011)	$248,294,177
Affiliated Investments (cost $7,360,644)	7,360,644
Cash	190,087
Foreign currency, at value (cost $148,885)	147,738
Unrealized appreciation on swap agreements	8,590,260
Dividends and interest receivable	4,329,743
Unrealized appreciation on forward foreign currency exchange contracts	3,063,514
Receivable for investments sold	2,247,557
Receivable for Fund shares sold	302,196
Unrealized appreciation on forward rate agreements	129,345
Premium paid for swap agreements	89,985
Tax reclaim receivable	39,458
Prepaid expenses	3,338

Total assets	274,788,042

Liabilities
Unrealized depreciation on swap agreements	4,809,024
Premium received for swap agreements	4,277,438
Payable for investments purchased	4,090,835
Unrealized depreciation on forward foreign currency exchange contracts	3,068,822
Payable for Fund shares reacquired	1,190,566
Accrued expenses	256,222
Dividends payable	227,098
Management fee payable	142,503
Unrealized depreciation on forward rate agreements	109,802
Distribution fee payable	67,161
Due to broker—variation margin	45,796
Affiliated transfer agent fee payable	17,036
Loan interest payable (Note 7)	95

Total liabilities	18,302,398

Net Assets	$256,485,644

Net assets were comprised of:
Common stock, at par	$370,562
Paid-in capital in excess of par	255,462,168

255,832,730
Distributions in excess of net investment income	(7,761,605)
Accumulated net realized loss on investment and foreign currency transactions	(7,604,387)
Net unrealized appreciation on investments and foreign currencies	16,018,906

Net assets, October 31, 2013	$256,485,644

See Notes to Financial Statements.

66

Class A
Net asset value and redemption price per share
($161,099,271 ÷ 23,289,929 shares of common stock issued and outstanding)	$6.92
Maximum sales charge (4.50% of offering price)	0.33

Maximum offering price to public	$7.25

Class B
Net asset value, offering price and redemption price per share ($7,083,904 ÷ 1,024,008 shares of common stock issued and outstanding)	$6.92

Class C
Net asset value, offering price and redemption price per share ($31,423,878 ÷ 4,551,209 shares of common stock issued and outstanding)	$6.90

Class Q
Net asset value, offering price and redemption price per share ($61,531 ÷ 8,864 shares of common stock issued and outstanding)	$6.94

Class Z
Net asset value, offering price and redemption price per share ($56,817,060 ÷ 8,182,213 shares of common stock issued and outstanding)	$6.94

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Statement of Operations

Year Ended October 31, 2013

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $487)	$12,813,117
Unaffiliated dividend income	7,875
Affiliated dividend income	5,668

Total income	12,826,660

Expenses
Management fee	1,983,251
Distribution fee—Class A	450,858
Distribution fee—Class B	72,992
Distribution fee—Class C	360,708
Transfer agent's fees and expenses (including affiliated expense of $78,900)	408,000
Custodian's fees and expenses	296,000
Registration fees	89,000
Shareholders' reports	79,000
Audit fee	65,000
Legal fees and expenses	25,000
Directors' fees	16,000
Insurance	5,000
Loan interest expense (Note 7)	4,332
Miscellaneous	18,717

Total expenses	3,873,858

Net investment income	8,952,802

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	232,100
Futures transactions	122,107
Options written transactions	(866)
Forward rate agreement transactions	10,990
Swap agreement transactions	3,002,293
Foreign currency transactions	(11,671,512)

(8,304,888)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $1,078)	(3,768,943)
Foreign currencies	2,222,886
Futures contracts	(418,611)
Forward rate agreements	19,543
Swap agreements	(1,229,394)

(3,174,519)

Net loss on investment and foreign currency transactions	(11,479,407)

Net Decrease In Net Assets Resulting From Operations	$(2,526,605)

See Notes to Financial Statements.

68

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$8,952,802	$7,923,220
Net realized gain (loss) on investment and foreign currency transactions	(8,304,888)	1,283,657
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,174,519)	11,503,741

Net increase (decrease) in net assets resulting from operations	(2,526,605)	20,710,618

Dividends and Distributions (Note 1)
Dividends from net investment income*
Class A	(4,568,804)	(6,600,695)
Class B	(151,647)	(190,197)
Class C	(748,588)	(897,888)
Class Q	(354)	(272)
Class Z	(2,160,989)	(2,411,147)

	(7,630,382)	(10,100,199)

Tax Return of Capital Distributions
Class A	(2,917,322)	(610,548)
Class B	(96,831)	(17,593)
Class C	(477,997)	(83,053)
Class Q	(226)	(25)
Class Z	(1,379,858)	(223,025)

	(4,872,234)	(934,244)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	123,867,983	152,201,551
Net asset value of shares issued in reinvestment of dividends and distributions	9,379,824	8,181,155
Cost of shares reacquired	(162,525,904)	(90,078,057)

Net increase (decrease) in net assets from Fund share transactions	(29,278,097)	70,304,649

Total increase (decrease)	(44,307,318)	79,980,824

Net Assets:
Beginning of year	300,792,962	220,812,138

End of year(a)	$256,485,644	$300,792,962

(a) Includes undistributed net investment income of:	$—	$540,685

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Notes to Financial Statements

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to seek total return, made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

70

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the

Prudential Global Total Return Fund, Inc.	71

Notes to Financial Statements

continued

holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from

72

the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates.

Prudential Global Total Return Fund, Inc.	73

Notes to Financial Statements

continued

Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that

74

premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange Traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Prudential Global Total Return Fund, Inc.	75

Notes to Financial Statements

continued

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against issuer default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of

76

Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credits spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility

Prudential Global Total Return Fund, Inc.	77

Notes to Financial Statements

continued

that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements. As of October 31, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, forward rate agreements, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

78

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate was .65% for the year ended October 31, 2013.

PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the Fund’s average daily net assets. For the year ended October 31, 2013, the Fund did not exceed the 1.10% expense limit.

Prudential Global Total Return Fund, Inc.	79

Notes to Financial Statements

continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Through February 28, 2015, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $288,278 in front-end sales charges resulting from sales of Class A shares during the year ended October 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2013, it received $3,803, $22,226 and $10,206 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

80

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended October 31, 2013, were $153,894,536 and $197,174,338, respectively.

Transactions in options written during the year ended October 31, 2013, were as follows:

	Notional Amount	Premiums Received
Options outstanding at October 31, 2012	$—	$—
Options written	5,164,006	48,412
Options terminated in closing purchase transactions	(5,164,006)	(48,412)
Options expired	—	—

Options outstanding at October 31, 2013	$—	$—

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended October 31, 2013, the adjustments were to increase distributions in excess of net investment income by $9,624,710, decrease accumulated net realized loss on investment and foreign currency transactions by $9,598,512 and increase paid-in capital in excess of par by $26,198 due to reclassification of foreign currency loss, reclass of paydown and swap gain (loss) and differences in the treatment of premium amortization. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended October 31, 2013, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $7,630,382 of ordinary income and $4,872,234 of tax return of capital. For the year ended October 31, 2012, the tax character of dividends paid were $10,100,199 of ordinary income and $934,244 of tax return of capital.

As of October 31, 2013, the Fund did not have any distributable earnings on a tax basis.

Prudential Global Total Return Fund, Inc.	81

Notes to Financial Statements

continued

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$253,425,298	$6,726,763	$(4,497,240)	$2,229,523	$3,436,432	$5,665,955

The difference between book and tax basis is primarily attributable to deferred losses on wash sales, difference in the treatment of premium amortization and other book to tax differences. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, futures and mark-to-market of receivables and payables.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 and October 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $2,042,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended October 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$2,537,000
Expiring 2017	2,476,000

$5,013,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

82

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

As of October 31, 2013, Prudential Financial, Inc. through its affiliates owned 1,546 Class Q shares of the Fund.

Prudential Global Total Return Fund, Inc.	83

Notes to Financial Statements

continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2013:
Shares sold	7,776,808	$55,202,078
Shares issued in reinvestment of dividends	850,609	5,921,669
Shares reacquired	(9,817,174)	(68,048,037)

Net increase (decrease) in shares outstanding before conversion	(1,189,757)	(6,924,290)
Shares issued upon conversion from Class B and Class Z	98,172	685,544
Shares reacquired upon conversion into Class Z	(178,014)	(1,255,113)

Net increase (decrease) in shares outstanding	(1,269,599)	$(7,493,859)

Year ended October 31, 2012:
Shares sold	9,649,370	$66,221,366
Shares issued in reinvestment of dividends	840,103	5,757,402
Shares reacquired	(8,020,577)	(54,784,066)

Net increase (decrease) in shares outstanding before conversion	2,468,896	17,194,702
Shares issued upon conversion from Class B and Class Z	73,630	504,762
Shares reacquired upon conversion into Class Z	(24,177)	(163,934)

Net increase (decrease) in shares outstanding	2,518,349	$17,535,530

Class B
Year ended October 31, 2013:
Shares sold	361,917	$2,568,479
Shares issued in reinvestment of dividends	23,697	164,818
Shares reacquired	(246,478)	(1,709,180)

Net increase (decrease) in shares outstanding before conversion	139,136	1,024,117
Shares reacquired upon conversion into Class A	(51,536)	(360,766)

Net increase (decrease) in shares outstanding	87,600	$663,351

Year ended October 31, 2012:
Shares sold	410,139	$2,826,554
Shares issued in reinvestment of dividends	20,247	138,645
Shares reacquired	(148,025)	(1,017,877)

Net increase (decrease) in shares outstanding before conversion	282,361	1,947,322
Shares reacquired upon conversion into Class A	(64,015)	(439,691)

Net increase (decrease) in shares outstanding	218,346	$1,507,631

84

Class C	Shares	Amount
Year ended October 31, 2013:
Shares sold	2,066,356	$14,676,434
Shares issued in reinvestment of dividends	130,054	903,558
Shares reacquired	(2,239,727)	(15,455,462)

Net increase (decrease) in shares outstanding before conversion	(43,317)	124,530
Shares reacquired upon conversion into Class Z	(131,719)	(916,464)

Net increase (decrease) in shares outstanding	(175,036)	$(791,934)

Year ended October 31, 2012:
Shares sold	2,747,473	$18,846,010
Shares issued in reinvestment of dividends	99,322	679,917
Shares reacquired	(896,034)	(6,166,575)

Net increase (decrease) in shares outstanding before conversion	1,950,761	13,359,352
Shares reacquired upon conversion into Class Z	(8,795)	(61,900)

Net increase (decrease) in shares outstanding	1,941,966	$13,297,452

Class Q
Year ended October 31, 2013:
Shares sold	7,304	$50,103
Shares issued in reinvestment of dividends	83	580

Net increase (decrease) in shares outstanding	7,387	$50,683

Period ended October 31, 2012*:
Shares sold	1,435	$10,000
Shares issued in reinvestment of dividends	42	297

Net increase (decrease) in shares outstanding	1,477	$10,297

Class Z
Year ended October 31, 2013:
Shares sold	7,203,534	$51,370,889
Shares issued in reinvestment of dividends	340,851	2,389,199
Shares reacquired	(11,117,481)	(77,313,225)

Net increase (decrease) in shares outstanding before conversion	(3,573,096)	(23,553,137)
Shares issued upon conversion from Class A and Class C	308,419	2,171,577
Shares reacquired upon conversion into Class A	(46,453)	(324,778)

Net increase (decrease) in shares outstanding	(3,311,130)	$(21,706,338)

Year ended October 31, 2012:
Shares sold	9,288,412	$64,297,621
Shares issued in reinvestment of dividends	232,286	1,604,894
Shares reacquired	(4,087,278)	(28,109,539)

Net increase (decrease) in shares outstanding before conversion	5,433,420	37,792,976
Shares issued upon conversion from Class A and Class C	32,834	225,834
Shares reacquired upon conversion into Class A	(9,567)	(65,071)

Net increase (decrease) in shares outstanding	5,456,687	$37,953,739

*	Commencement of offering was February 3, 2012.

Prudential Global Total Return Fund, Inc.	85

Notes to Financial Statements

continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 4, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal year end, the SCA has been renewed effective November 5, 2013 at substantially similar terms through November 4, 2014.

The Fund utilized the SCA during the year ended October 31, 2013. The average daily balance for the 70 days that the Fund had loans outstanding during the period was approximately $1,547,000, borrowed at a weighted average interest rate of 1.44%. At October 31, 2013, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

86

Financial Highlights

Class A Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.21	$6.99	$7.42	$7.20	$5.76
Income (loss) from investment operations:
Net investment income	.21	.22	.23	.27	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.21)	.31	.05	.66	1.46
Total from investment operations	- (e)	.53	.28	.93	1.76
Less Dividends and Distributions:
Dividends from net investment income*	(.18)	(.28)	(.71)	(.71)	(.32)
Tax return of capital distributions	(.11)	(.03)	-	-	-
Total dividends and distributions	(.29)	(.31)	(.71)	(.71)	(.32)
Net asset value, end of year	$6.92	$7.21	$6.99	$7.42	$7.20
Total Return(b):	.07%	7.86%	4.60%	14.25%	31.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$161,099	$176,970	$154,056	$123,507	$114,554
Average net assets (000)	$180,342	$162,268	$125,292	$112,110	$103,462
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.23%	1.31%	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.28%	1.36%	1.44%	1.47%	1.56%
Net investment income	2.99%	3.17%	3.28%	3.97%	4.78%
Portfolio turnover rate	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2015.

(e) Less than $.005 per share.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	87

Financial Highlights

continued

Class B Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.21	$6.99	$7.41	$7.19	$5.76
Income (loss) from investment operations:
Net investment income	.16	.17	.17	.22	.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.21)	.30	.06	.66	1.45
Total from investment operations	(.05)	.47	.23	.88	1.70
Less Dividends and Distributions:
Dividends from net investment income*	(.13)	(.22)	(.65)	(.66)	(.27)
Tax return of capital distributions	(.11)	(.03)	-	-	-
Total dividends and distributions	(.24)	(.25)	(.65)	(.66)	(.27)
Net asset value, end of year	$6.92	$7.21	$6.99	$7.41	$7.19
Total Return(b):	(.68)%	7.06%	3.86%	13.40%	30.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$7,084	$6,748	$5,018	$3,312	$2,920
Average net assets (000)	$7,299	$5,744	$3,465	$3,082	$2,927
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.98%	2.06%	2.10%	2.10%	2.10%
Expenses before waivers and/or expense reimbursement	1.98%	2.06%	2.14%	2.17%	2.26%
Net investment income	2.25%	2.40%	2.52%	3.23%	4.03%
Portfolio turnover rate	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

88

Class C Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.19	$6.97	$7.39	$7.17	$5.74
Income (loss) from investment operations:
Net investment income	.16	.17	.17	.23	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.21)	.31	.07	.67	1.45
Total from investment operations	(.05)	.48	.24	.90	1.72
Less Dividends and Distributions:
Dividends from net investment income*	(.13)	(.23)	(.66)	(.68)	(.29)
Tax return of capital distributions	(.11)	(.03)	-	-	-
Total dividends and distributions	(.24)	(.26)	(.66)	(.68)	(.29)
Net asset value, end of year	$6.90	$7.19	$6.97	$7.39	$7.17
Total Return(b):	(.68)%	7.08%	4.00%	13.75%	30.73%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31,424	$33,988	$19,408	$6,180	$4,236
Average net assets (000)	$36,071	$27,739	$10,010	$4,563	$3,467
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.98%	2.06%	2.05%	1.85%	1.85%
Expenses before waivers and/or expense reimbursement	1.98%	2.06%	2.14%	2.17%	2.26%
Net investment income	2.24%	2.39%	2.56%	3.45%	4.28%
Portfolio turnover rate	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	89

Financial Highlights

continued

Class Q Shares
	Year Ended October 31,	February 3, 2012(d) through October 31,
	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.23	$6.97
Income from investment operations:
Net investment income	.24	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.21)	.28
Total from investment operations	.03	.46
Less Dividends and Distributions:
Dividends from net investment income	(.21)	(.19)
Tax return of capital distributions	(.11)	(.01)
Total dividends and distributions	(.32)	(.20)
Net asset value, end of period	$6.94	$7.23
Total Return(b):	.46%	6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62	$11
Average net assets (000)	$13	$10
Ratios to average net assets(c):
Expenses	.85%	.92%	(e)
Net investment income	3.48%	3.42%	(e)
Portfolio turnover rate	79%	97%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

90

Class Z Shares
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.23	$7.01	$7.44	$7.22	$5.78
Income (loss) from investment operations:
Net investment income	.22	.23	.22	.28	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.20)	.31	.08	.67	1.45
Total from investment operations	.02	.54	.30	.95	1.77
Less Dividends and Distributions:
Dividends from net investment income*	(.20)	(.29)	(.73)	(.73)	(.33)
Tax return of capital distributions	(.11)	(.03)	-	-	-
Total dividends and distributions	(.31)	(.32)	(.73)	(.73)	(.33)
Net asset value, end of year	$6.94	$7.23	$7.01	$7.44	$7.22
Total Return(b):	.31%	8.10%	4.87%	14.49%	31.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$56,817	$83,077	$42,330	$4,978	$3,141
Average net assets (000)	$81,390	$58,999	$12,813	$3,507	$1,942
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.98%	1.06%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	.98%	1.06%	1.14%	1.17%	1.26%
Net investment income	3.18%	3.37%	3.50%	4.25%	5.03%
Portfolio turnover rate	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	91

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Global Total Return Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Global Total Return Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of October 31, 2013 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 23, 2013

92

Federal Income Tax Information

(Unaudited)

For the year ended October 31, 2013, the Fund reports the maximum amount allowable but not less than 43.96% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2013.

Prudential Global Total Return Fund, Inc.	93

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (55) Board Member Portfolios Overseen: 64	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (61) Board Member Portfolios Overseen: 64	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (61) Board Member Portfolios Overseen: 64	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Global Total Return Fund, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (57) Board Member Portfolios Overseen: 64	Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 64	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 64	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (71) Board Member Portfolios Overseen: 64	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (61) Board Member Portfolios Overseen: 64	Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 64	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Visit our website at www.prudentialfunds.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (74) Board Member Portfolios Overseen: 64	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 64	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (51) Board Member & President Portfolios Overseen: 59	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 64	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Global Total Return Fund, Inc.

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; 2003; Douglas H. McCorkindale, 1996; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1993; Robin B. Smith, 1996; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member since 2012 and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (51) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Bruce Karpati (43) Chief Compliance Officer	Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities and Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities and Exchange Commission.	Since 2013
Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential Global Total Return Fund, Inc.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Global Total Return Fund, Inc. (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).1 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (a custom peer group of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on

[2]

The Fund was compared to the group of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe, although Lipper classifies the Fund in its Global Income Funds Performance Universe. The Fund was compared to the group of un-hedged mutual funds included in the Global Income Funds Performance Universe because PI believes that these funds provide a more appropriate basis for Fund performance comparisons.

Visit our website at www.prudentialfunds.com

performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board accepted PI’s recommendation to continue the existing voluntary expense cap of 1.10% (exclusive of 12b-1 fees and certain other fees).
•

The Board noted information provided by PI indicating that the Fund’s ranking for net total expenses was significantly impacted by higher custody fees incurred as a result of the Fund’s foreign investments.

•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Global Total Return Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E    0255314-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2013 and October 31, 2012, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $60,000 and $60,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2013 and 2012. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2013 and 2012 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 19, 2013